UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972
Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.716% 9/26/33 ϕ	665,763	$718,042
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	169	168
Series 2002-W11 AV1 1.901% (LIBOR01M + 0.34%)
11/25/32 ●	3,265	3,195
Total Agency Asset-Backed Securities (cost $644,540)		721,405

Agency Collateralized Mortgage Obligations – 8.82%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 3.561% (LIBOR01M + 2.00%)
10/25/28 ●	3,912,940	3,977,291
Series 2016-C04 1M1 3.011% (LIBOR01M + 1.45%)
1/25/29 ●	2,439,528	2,462,264
Series 2017-C01 1M1 2.861% (LIBOR01M + 1.30%)
7/25/29 ●	2,244,385	2,266,053
Series 2017-C04 2M2 4.411% (LIBOR01M + 2.85%)
11/25/29 ●	1,860,000	1,948,680
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	9,152	9,993
Series 2002-T1 A2 7.00% 11/25/31	766,424	882,378
Series 2002-T4 A3 7.50% 12/25/41	96,253	106,798
Series 2002-T19 A1 6.50% 7/25/42	80,351	91,391
Series 2004-T1 1A2 6.50% 1/25/44	33,972	37,931
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 Σ●	172,573	46,704
Series 419 C3 3.00% 11/25/43 Σ	1,920,886	383,247
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	475,779	524,128
Series 2002-W6 2A 7.50% 6/25/42 ●	20,842	22,860
Series 2003-W1 2A 7.50% 12/25/42 ●	11,577	12,821
Series 2003-W10 1A4 4.505% 6/25/43	15,360	15,708
Series 2003-W15 2A7 5.55% 8/25/43	14,633	15,885
Series 2004-W11 1A2 6.50% 5/25/44	229,275	256,716
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	104,399	116,154
Series 2001-50 BA 7.00% 10/25/41	43,535	48,707
Series 2002-77 Z 5.50% 12/25/32	372,082	403,734
Series 2002-84 DZ 5.50% 12/25/32	634,987	694,196
Series 2002-90 A1 6.50% 6/25/42	756	855
Series 2002-90 A2 6.50% 11/25/42	147,743	165,327
Series 2003-11 BY 5.50% 2/25/33	63,075	69,287
Series 2003-38 MP 5.50% 5/25/23	897,239	939,735

NQ-189 [1/18] 3/18 (446916)     1

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2003-78 B 5.00% 8/25/23	70,486	$73,817
Series 2005-70 PA 5.50% 8/25/35	300,818	330,464
Series 2007-40 PT 5.50% 5/25/37	14,013	15,182
Series 2008-15 SB 5.039% (6.60% minus LIBOR01M,
Cap 6.60%, Floor 0.00%) 8/25/36 Σ●	669,311	112,877
Series 2009-11 MP 7.00% 3/25/49	14,747	17,229
Series 2009-69 HL 5.00% 9/25/39	695,375	736,440
Series 2009-94 AC 5.00% 11/25/39	2,339,968	2,503,456
Series 2010-35 AB 5.00% 11/25/49	102,536	109,864
Series 2010-41 PN 4.50% 4/25/40	33,000	34,626
Series 2010-43 HJ 5.50% 5/25/40	751,649	824,701
Series 2010-96 DC 4.00% 9/25/25	5,922,522	6,256,082
Series 2010-129 SM 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 11/25/40 Σ●	4,916,130	664,629
Series 2011-101 EI 3.50% 10/25/26 Σ	21,291	2,083
Series 2011-105 FP 1.961% (LIBOR01M + 0.40%)
6/25/41 ●	18,884	18,964
Series 2012-19 HB 4.00% 1/25/42	494,341	501,741
Series 2012-19 NI 3.50% 10/25/31 Σ	2,678,031	363,835
Series 2012-98 DI 3.50% 9/25/27 Σ	6,031,575	603,059
Series 2012-98 MI 3.00% 8/25/31 Σ	6,679,016	772,378
Series 2012-99 AI 3.50% 5/25/39 Σ	2,252,523	245,966
Series 2012-115 MI 3.50% 3/25/42 Σ	1,182,344	146,891
Series 2012-118 AI 3.50% 11/25/37 Σ	133,766	15,230
Series 2012-120 WI 3.00% 11/25/27 Σ	5,198,387	517,866
Series 2012-122 SD 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 11/25/42 Σ●	10,698,361	1,973,258
Series 2012-125 MI 3.50% 11/25/42 Σ	55,808	12,064
Series 2012-137 AI 3.00% 12/25/27 Σ	2,349,170	217,076
Series 2012-139 NS 5.139% (6.70% minus LIBOR01M,
Cap 6.70%, Floor 0.00%) 12/25/42 Σ●	2,453,575	547,229
Series 2012-144 EI 3.00% 1/25/28 Σ	3,007,349	267,658
Series 2012-150 KC 2.50% 1/25/43	596,433	576,325
Series 2013-2 CS 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 2/25/43 Σ●	6,047,921	1,082,090
Series 2013-2 DA 2.00% 11/25/42	842	742
Series 2013-2 LZ 3.00% 2/25/43	851,328	770,050
Series 2013-7 EI 3.00% 10/25/40 Σ	3,916,386	533,114
Series 2013-7 GP 2.50% 2/25/43	2,000	1,799
Series 2013-20 IH 3.00% 3/25/33 Σ	2,178,729	314,479
Series 2013-23 IL 3.00% 3/25/33 Σ	1,980,008	282,621
Series 2013-26 ID 3.00% 4/25/33 Σ	9,056,152	1,307,172
Series 2013-31 MI 3.00% 4/25/33 Σ	3,128,459	454,414

2     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-38 AI 3.00% 4/25/33 Σ	8,928,801	$1,227,826
Series 2013-41 HI 3.00% 2/25/33 Σ	6,499,336	727,851
Series 2013-43 IX 4.00% 5/25/43 Σ	21,002,941	5,094,194
Series 2013-44 DI 3.00% 5/25/33 Σ	26,242,704	3,814,220
Series 2013-44 Z 3.00% 5/25/43	144,379	130,986
Series 2013-45 PI 3.00% 5/25/33 Σ	735,399	106,043
Series 2013-51 PI 3.00% 11/25/32 Σ	114,777	13,916
Series 2013-55 AI 3.00% 6/25/33 Σ	8,558,828	1,253,362
Series 2013-59 PY 2.50% 6/25/43	524,000	483,970
Series 2013-62 PY 2.50% 6/25/43	117,000	103,942
Series 2013-64 KI 3.00% 2/25/33 Σ	146,033	20,212
Series 2013-69 IJ 3.00% 7/25/33 Σ	1,595,458	227,652
Series 2013-71 ZA 3.50% 7/25/43	10,564	10,341
Series 2013-72 ZL 3.50% 7/25/43	155,899	150,277
Series 2013-75 JI 3.00% 9/25/32 Σ	59,038	7,521
Series 2013-92 SA 4.389% (5.95% minus LIBOR01M,
Cap 5.95%, Floor 0.00%) 9/25/43 Σ●	9,478,721	1,756,768
Series 2013-101 HS 4.939% (6.50% minus LIBOR01M,
Cap 6.50%, Floor 0.00%) 10/25/43 Σ●	2,895,323	650,327
Series 2013-103 SK 4.359% (5.92% minus LIBOR01M,
Cap 5.92%, Floor 0.00%) 10/25/43 Σ●	8,229,620	1,768,492
Series 2014-5 JL 4.00% 2/25/44	78,000	82,920
Series 2014-21 ID 3.50% 6/25/33 Σ	85,027	12,141
Series 2014-36 ZE 3.00% 6/25/44	4,553,789	4,289,183
Series 2014-46 IK 3.00% 9/25/40 Σ	125,668	15,407
Series 2014-63 KI 3.50% 11/25/33 Σ	48,113	6,177
Series 2014-68 BS 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 11/25/44 Σ●	7,003,167	1,364,233
Series 2014-72 ZJ 3.00% 11/25/44	436,608	423,246
Series 2014-77 AI 3.00% 10/25/40 Σ	351,705	45,003
Series 2014-85 IB 3.00% 12/25/44 Σ	1,286,679	246,049
Series 2014-90 SA 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 1/25/45 Σ●	32,844,081	6,034,164
Series 2014-94 AI 3.00% 10/25/32 Σ	53,628	5,178
Series 2015-27 SA 4.889% (6.45% minus LIBOR01M,
Cap 6.45%, Floor 0.00%) 5/25/45 Σ●	2,616,544	530,118
Series 2015-31 ZD 3.00% 5/25/45	699,311	607,131
Series 2015-34 OK 0.873% 3/25/44 Ω	2,280,667	1,880,533
Series 2015-40 GZ 3.50% 5/25/45	2,056,368	2,024,514
Series 2015-43 PZ 3.50% 6/25/45	2,151,950	2,119,514
Series 2015-44 Z 3.00% 9/25/43	9,344,988	9,029,605
Series 2015-45 AI 3.00% 1/25/33 Σ	60,220	6,931
Series 2015-56 MI 3.50% 10/25/41 Σ	2,284,410	364,739

NQ-189 [1/18] 3/18 (446916)     3

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-57 LI 3.50% 8/25/35 Σ	7,684,255	$1,239,697
Series 2015-66 KI 3.00% 9/25/45 Σ	2,182,792	357,517
Series 2015-71 PI 4.00% 3/25/43 Σ	166,352	28,611
Series 2015-89 AZ 3.50% 12/25/45	1,542,489	1,496,347
Series 2015-90 AZ 3.00% 6/25/41	594,368	547,879
Series 2015-95 SH 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 1/25/46 Σ●	6,210,312	1,267,356
Series 2016-2 HI 3.00% 12/25/41 Σ	71,549	10,414
Series 2016-6 AI 3.50% 4/25/34 Σ	5,020,528	645,760
Series 2016-17 BI 4.00% 2/25/43 Σ	251,489	47,172
Series 2016-23 AI 3.50% 2/25/41 Σ	2,143,482	326,058
Series 2016-33 DI 3.50% 6/25/36 Σ	9,979,546	1,509,801
Series 2016-33 EL 3.00% 6/25/46	45,000	41,293
Series 2016-36 SB 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 3/25/43 Σ●	3,262,974	491,780
Series 2016-40 IO 3.50% 7/25/36 Σ	1,307,465	214,882
Series 2016-40 ZC 3.00% 7/25/46	1,624,257	1,511,588
Series 2016-55 SK 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 8/25/46 Σ●	5,197,734	1,048,865
Series 2016-61 ML 3.00% 9/25/46	2,000	1,879
Series 2016-62 SA 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 9/25/46 Σ●	10,237,041	2,162,289
Series 2016-64 CI 3.50% 7/25/43 Σ	4,885,614	662,061
Series 2016-71 PI 3.00% 10/25/46 Σ	2,953,308	381,895
Series 2016-72 AZ 3.00% 10/25/46	41,630	37,515
Series 2016-74 GS 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 10/25/46 Σ●	7,169,438	1,625,552
Series 2016-79 AZ 3.00% 11/25/46	1,038,163	985,080
Series 2016-79 JS 4.489% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 11/25/46 Σ●	5,104,692	1,103,656
Series 2016-80 BZ 3.00% 11/25/46	55,023	48,761
Series 2016-80 CZ 3.00% 11/25/46	47,756	42,500
Series 2016-80 JZ 3.00% 11/25/46	5,191	4,785
Series 2016-85 SA 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 11/25/46 Σ●	10,416,379	2,208,117
Series 2016-90 CI 3.00% 2/25/45 Σ	1,098,196	166,855
Series 2016-95 IO 3.00% 12/25/46 Σ	502,526	88,134
Series 2016-95 LZ 2.50% 12/25/46	870,333	727,785
Series 2016-95 US 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 12/25/46 Σ●	477,343	90,227
Series 2016-99 DI 3.50% 1/25/46 Σ	2,947,232	505,204
Series 2016-101 ZP 3.50% 1/25/47	3,116	2,895

4     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-105 SA 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 1/25/47 Σ●	6,591,822	$1,394,133
Series 2017-4 BI 3.50% 5/25/41 Σ	2,952,367	472,497
Series 2017-6 NI 3.50% 3/25/46 Σ	610,756	108,872
Series 2017-8 BZ 3.00% 2/25/47	5,131,471	4,828,590
Series 2017-8 SG 4.439% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 2/25/47 Σ●	8,547,642	1,723,715
Series 2017-11 EI 3.00% 3/25/42 Σ	8,496,938	1,312,810
Series 2017-16 SM 4.489% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 3/25/47 Σ●	10,281,841	2,004,438
Series 2017-16 WI 3.00% 1/25/45 Σ	1,828,387	255,781
Series 2017-16 YT 3.00% 7/25/46	1,329,000	1,278,582
Series 2017-21 ZD 3.50% 4/25/47	1,824,367	1,751,516
Series 2017-25 BL 3.00% 4/25/47	726,000	692,428
Series 2017-25 GS 5.139% (6.70% minus LIBOR01M,
Cap 6.70%, Floor 0.00%) 4/25/47 Σ●	9,796,008	1,496,987
Series 2017-26 VZ 3.00% 4/25/47	4,039,616	3,650,775
Series 2017-27 EM 3.00% 4/25/47	5,000	4,607
Series 2017-28 Z 3.50% 4/25/47	5,148	5,021
Series 2017-39 CY 3.50% 5/25/47	4,178,523	4,118,579
Series 2017-40 GZ 3.50% 5/25/47	1,586,033	1,553,006
Series 2017-45 JZ 3.00% 6/25/47	538,653	456,742
Series 2017-45 ZK 3.50% 6/25/47	1,151,520	1,091,646
Series 2017-46 BI 3.00% 4/25/47 Σ	87,982	13,686
Series 2017-46 VG 3.50% 4/25/38	928,000	926,730
Series 2017-55 HY 3.00% 7/25/47	16,000	14,533
Series 2017-61 SB 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 8/25/47 Σ●	13,897,378	2,899,857
Series 2017-61 TB 3.00% 8/25/44	1,232,000	1,163,119
Series 2017-66 QY 3.00% 9/25/43	3,000	2,909
Series 2017-67 BZ 3.00% 9/25/47	1,013	894
Series 2017-69 SG 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 9/25/47 Σ●	6,665,690	1,349,672
Series 2017-77 HZ 3.50% 10/25/47	2,135,736	2,130,046
Series 2017-88 EI 3.00% 11/25/47 Σ	5,239,774	1,062,139
Series 2017-94 CZ 3.50% 11/25/47	1,329,566	1,308,133
Series 2017-96 EZ 3.50% 12/25/47	2,333,553	2,251,924
Series 2017-99 IE 3.00% 12/25/47 Σ	4,064,638	830,240
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	86,825	94,965
Series 2326 ZQ 6.50% 6/15/31	267,840	298,561
Series 2512 PG 5.50% 10/15/22	36,490	38,212
Series 2621 QH 5.00% 5/15/33	31,174	33,474

NQ-189 [1/18] 3/18 (446916)     5

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 2624 QH 5.00% 6/15/33	26,720	$28,962
Series 2708 ZD 5.50% 11/15/33	231,112	254,387
Series 2981 NE 5.00% 5/15/35	8,049	8,713
Series 3123 HT 5.00% 3/15/26	13,883	14,638
Series 3139 ZT 5.50% 4/15/36	107,851	120,238
Series 3232 KF 2.009% (LIBOR01M + 0.45%)
10/15/36 ●	29,008	29,142
Series 3239 EF 1.909% (LIBOR01M + 0.35%)
11/15/36 ●	6,468	6,465
Series 3290 PE 5.50% 3/15/37	141,020	158,608
Series 3351 ZC 5.50% 7/15/37	1,076,022	1,183,293
Series 3451 WD 5.00% 2/15/37	16,011	17,147
Series 3574 D 5.00% 9/15/39	97,877	106,106
Series 3578 EO 0.484% 5/15/37 Ω	562,368	514,644
Series 3656 PM 5.00% 4/15/40	482,592	518,466
Series 3662 ZB 5.50% 8/15/36	167,740	184,338
Series 3852 TP 5.50% (27.50% minus LIBOR01M, Cap
27.50%, Floor 0.00%) 5/15/41 ●	40,863	45,509
Series 3939 EI 3.00% 3/15/26 Σ	46,317	3,197
Series 4050 EI 4.00% 2/15/39 Σ	5,252,899	643,793
Series 4065 DE 3.00% 6/15/32	1,631,000	1,605,082
Series 4076 QB 1.75% 11/15/41	478,777	455,187
Series 4088 PI 3.00% 12/15/40 Σ	44,454	5,326
Series 4097 VY 1.50% 8/15/42	341,521	287,144
Series 4100 EI 3.00% 8/15/27 Σ	34,399	3,389
Series 4101 WI 3.50% 8/15/32 Σ	2,814,939	469,797
Series 4109 AI 3.00% 7/15/31 Σ	12,484,629	1,471,360
Series 4120 IK 3.00% 10/15/32 Σ	10,835,332	1,588,338
Series 4122 LI 3.00% 10/15/27 Σ	524,405	53,038
Series 4123 DI 3.00% 10/15/27 Σ	14,580,571	1,297,363
Series 4135 AI 3.50% 11/15/42 Σ	4,876,210	1,025,001
Series 4136 EZ 3.00% 11/15/42	2,792,026	2,697,587
Series 4142 HA 2.50% 12/15/32	822,907	807,947
Series 4142 IO 3.00% 12/15/27 Σ	3,211,909	288,387
Series 4146 IA 3.50% 12/15/32 Σ	5,551,223	885,323
Series 4150 PQ 2.50% 1/15/43	199,672	181,354
Series 4150 UI 3.50% 8/15/32 Σ	8,087,526	908,275
Series 4152 GW 2.50% 1/15/43	1,000	888
Series 4153 IB 2.50% 1/15/28 Σ	2,807,931	248,583
Series 4156 AI 3.00% 10/15/31 Σ	2,737,762	314,919
Series 4158 ZT 3.00% 1/15/43	240,954	231,977

6     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4159 KS 4.591% (6.15% minus LIBOR01M, Cap
6.15%, Floor 0.00%) 1/15/43 ∑●	5,039,413	$1,007,773
Series 4161 IM 3.50% 2/15/43 ∑	1,527,015	351,134
Series 4171 MN 3.00% 2/15/43	739,000	708,752
Series 4171 Z 3.00% 2/15/43	1,125,001	1,054,208
Series 4180 ZB 3.00% 3/15/43	701,632	679,680
Series 4181 DI 2.50% 3/15/33 ∑	3,397,771	432,174
Series 4184 GS 4.561% (6.12% minus LIBOR01M, Cap
6.12%, Floor 0.00%) 3/15/43 ∑●	5,603,329	1,128,955
Series 4185 LI 3.00% 3/15/33 ∑	6,606,064	982,845
Series 4186 IE 3.00% 3/15/33 ∑	389,756	57,807
Series 4191 CI 3.00% 4/15/33 ∑	2,716,582	393,749
Series 4197 LZ 4.00% 4/15/43	3,627	3,703
Series 4206 DZ 3.00% 5/15/33	10,905	10,773
Series 4216 KI 3.50% 6/15/28 ∑	5,942,833	603,763
Series 4217 HI 2.50% 6/15/28 ∑	541,633	46,680
Series 4223 HI 3.00% 4/15/30 ∑	93,831	7,799
Series 4226 GZ 3.00% 7/15/43	534,409	492,691
Series 4251 KI 2.50% 4/15/28 ∑	391,587	25,920
Series 4278 HI 4.00% 12/15/28 ∑	344,461	36,737
Series 4342 CI 3.00% 11/15/33 ∑	2,044,117	257,551
Series 4356 GZ 2.00% 1/15/43	148,826	123,108
Series 4366 DI 3.50% 5/15/33 ∑	66,681	9,445
Series 4389 ZC 3.00% 9/15/44	887,062	861,970
Series 4391 GZ 2.50% 12/15/40	110,030	102,527
Series 4403 CZ 3.00% 10/15/44	126,996	116,869
Series 4433 DI 3.00% 8/15/32 ∑	187,392	20,983
Series 4435 DY 3.00% 2/15/35	6,643,571	6,560,880
Series 4448 TS 1.84% 5/15/40 ∑●	16,943,531	988,245
Series 4453 DI 3.50% 11/15/33 ∑	2,481,492	340,533
Series 4464 DA 2.50% 1/15/43	2,285,166	2,100,167
Series 4476 GI 3.00% 6/15/41 ∑	64,529	8,331
Series 4479 TI 4.00% 7/15/34 ∑	1,112,770	188,532
Series 4487 ZC 3.50% 6/15/45	80,992	78,663
Series 4494 SA 4.621% (6.18% minus LIBOR01M, Cap
6.18%, Floor 0.00%) 7/15/45 ∑●	1,373,717	274,366
Series 4504 IO 3.50% 5/15/42 ∑	2,359,245	276,732
Series 4518 CI 3.50% 6/15/42 ∑	126,924	15,896
Series 4520 AI 3.50% 10/15/35 ∑	1,473,421	276,840
Series 4527 CI 3.50% 2/15/44 ∑	6,472,691	1,144,396
Series 4567 LI 4.00% 8/15/45 ∑	430,890	83,994
Series 4574 AI 3.00% 4/15/31 ∑	6,236,151	796,691

NQ-189 [1/18] 3/18 (446916)     7

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4581 LI 3.00% 5/15/36 ∑	2,445,743	$346,725
Series 4592 WT 5.50% 6/15/46	364,882	398,456
Series 4594 SG 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 6/15/46 ∑●	15,376,870	3,496,313
Series 4596 ZH 3.00% 11/15/45	2,689,618	2,524,503
Series 4601 IN 3.50% 7/15/46 ∑	23,893,357	5,023,232
Series 4609 QZ 3.00% 8/15/46	2,049,801	1,848,902
Series 4610 IB 3.00% 6/15/41 ∑	14,631,833	1,856,481
Series 4614 HB 2.50% 9/15/46	2,852,000	2,565,796
Series 4615 GW 2.50% 4/15/41	1,000	914
Series 4618 SA 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 9/15/46 ∑●	3,100,656	697,365
Series 4623 LZ 2.50% 10/15/46	2,554,293	2,142,759
Series 4623 MS 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 10/15/46 ∑●	2,260,146	498,083
Series 4623 MW 2.50% 10/15/46	2,955,000	2,675,712
Series 4623 WI 4.00% 8/15/44 ∑	91,748	17,606
Series 4625 PZ 3.00% 6/15/46	1,293,552	1,191,839
Series 4629 KB 3.00% 11/15/46	40,000	37,699
Series 4631 GS 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 11/15/46 ∑●	10,779,478	2,262,758
Series 4631 LJ 3.00% 3/15/41	776,000	755,157
Series 4636 NZ 3.00% 12/15/46	3,191,945	3,019,691
Series 4643 QI 3.50% 9/15/45 ∑	94,731	17,018
Series 4644 GI 3.50% 5/15/40 ∑	3,741,957	496,297
Series 4648 MZ 3.00% 6/15/46	555,394	519,614
Series 4648 ND 3.00% 9/15/46	432,000	404,235
Series 4648 SA 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 1/15/47 ∑●	7,814,315	1,597,364
Series 4650 JE 3.00% 7/15/46	524,000	502,269
Series 4655 WI 3.50% 8/15/43 ∑	2,940,608	526,479
Series 4657 JZ 3.50% 2/15/47	620,566	615,549
Series 4657 NW 3.00% 4/15/45	682,000	662,507
Series 4657 PS 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 2/15/47 ∑●	7,653,208	1,425,387
Series 4660 GI 3.00% 8/15/43 ∑	2,218,899	396,980
Series 4663 AI 3.00% 3/15/42 ∑	5,259,290	721,117
Series 4663 HZ 3.50% 3/15/47	723,775	692,015
Series 4664 ZC 3.00% 9/15/45	536,223	493,275
Series 4665 NI 3.50% 7/15/41 ∑	15,483,886	1,996,740
Series 4673 WI 3.50% 9/15/43 ∑	3,520,646	492,827
Series 4675 KS 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 4/15/47 ∑●	5,925,641	1,204,671

8     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4676 KZ 2.50% 7/15/45	1,594,842	$1,345,028
Series 4681 WI 1.457% 8/15/33 ∑●	18,686,936	1,296,892
Series 4690 WI 3.50% 12/15/43 ∑	4,699,050	758,516
Series 4693 EI 3.50% 8/15/42 ∑	2,475,862	372,323
Series 4700 WI 3.50% 1/15/44 ∑	4,182,085	665,324
Series 4703 CI 3.50% 7/15/42 ∑	7,480,535	990,798
Freddie Mac Strips
Series 19 F 2.067% 6/1/28 ●	1,066	1,064
Series 267 S5 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 8/15/42 ∑●	6,897,981	1,288,830
Series 284 S6 4.541% (6.10% minus LIBOR01M, Cap
6.10%, Floor 0.00%) 10/15/42 ∑●	5,684,227	1,156,140
Series 299 S1 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 1/15/43 ∑●	5,325,934	960,682
Series 303 151 4.302% 12/15/42 ∑●	805,042	225,728
Series 304 C38 3.50% 12/15/27 ∑	3,511,577	328,237
Series 319 S2 4.441% (6.00% minus LIBOR01M, Cap
6.00%, Floor 0.00%) 11/15/43 ∑●	2,038,502	405,037
Series 326 S2 4.391% (5.95% minus LIBOR01M, Cap
5.95%, Floor 0.00%) 3/15/44 ∑●	5,326,976	994,088
Series 337 S1 4.491% (6.05% minus LIBOR01M, Cap
6.05%, Floor 0.00%) 9/15/44 ∑●	4,492,172	835,197
Series 350 S5 1.645% 9/15/40 ∑●	8,673,548	449,285
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 4.411% (LIBOR01M + 2.85%)
4/25/28 ●	2,455,252	2,540,936
Series 2015-HQA1 M2 4.211% (LIBOR01M + 2.65%)
3/25/28 ●	1,412,519	1,442,091
Series 2015-HQA2 M2 4.361% (LIBOR01M + 2.80%)
5/25/28 ●	1,770,142	1,827,950
Series 2016-DNA1 M2 4.461% (LIBOR01M + 2.90%)
7/25/28 ●	1,585,000	1,633,433
Series 2016-DNA3 M2 3.561% (LIBOR01M + 2.00%)
12/25/28 ●	1,485,000	1,512,970
Series 2016-DNA4 M2 2.861% (LIBOR01M + 1.30%)
3/25/29 ●	1,225,000	1,241,115
Series 2016-HQA2 M2 3.811% (LIBOR01M + 2.25%)
11/25/28 ●	1,720,000	1,764,215
Series 2017-DNA1 M2 4.811% (LIBOR01M + 3.25%)
7/25/29 ●	4,500,000	4,875,879
Series 2017-DNA3 M2 4.061% (LIBOR01M + 2.50%)
3/25/30 ●	1,420,000	1,470,901
Series 2017-HQA3 M2 3.911% (LIBOR01M + 2.35%)
4/25/30 ●	3,480,000	3,563,374

NQ-189 [1/18] 3/18 (446916)     9

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ⧫	64,498	$73,354
Series T-54 2A 6.50% 2/25/43 ⧫	18,866	21,556
Series T-58 2A 6.50% 9/25/43 ⧫	401,797	452,253
GNMA
Series 2010-113 KE 4.50% 9/20/40	190,000	203,053
Series 2012-108 PB 2.75% 9/16/42	1,000	928
Series 2012-136 MX 2.00% 11/20/42	1,210,000	1,053,510
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,677,583
Series 2013-88 LZ 2.50% 6/16/43	15,698	13,765
Series 2013-113 AZ 3.00% 8/20/43	8,250,692	8,016,333
Series 2013-113 LY 3.00% 5/20/43	862,000	849,828
Series 2013-182 CZ 2.50% 12/20/43	1,586,844	1,426,472
Series 2014-12 ZB 3.00% 1/16/44	2,255	2,122
Series 2015-64 GZ 2.00% 5/20/45	3,066,113	2,471,526
Series 2015-111 IH 3.50% 8/20/45 ∑	7,446,304	1,063,571
Series 2015-133 AL 3.00% 5/20/45	9,661,978	9,523,067
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,400,828
Series 2015-142 AI 4.00% 2/20/44 ∑	1,626,030	230,799
Series 2015-157 HZ 3.00% 10/20/45	506,661	465,904
Series 2016-5 GL 3.00% 7/20/45	296,000	285,352
Series 2016-46 DZ 3.00% 4/20/46	413,103	376,988
Series 2016-49 PZ 3.00% 11/16/45	331,958	297,991
Series 2016-74 PL 3.00% 5/20/46	1,227,000	1,146,370
Series 2016-75 JI 3.00% 9/20/43 ∑	18,988,224	2,566,044
Series 2016-80 JZ 3.00% 6/20/46	364,907	331,725
Series 2016-83 MB 3.00% 10/20/45	1,000	977
Series 2016-89 QS 4.489% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 7/20/46 ∑●	4,745,545	1,038,413
Series 2016-101 QL 3.00% 7/20/46	117,000	111,064
Series 2016-103 DY 2.50% 8/20/46	22,000	19,359
Series 2016-108 YL 3.00% 8/20/46	3,395,000	3,149,473
Series 2016-111 PB 2.50% 8/20/46	2,739,000	2,438,656
Series 2016-115 SA 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 8/20/46 ∑●	13,532,576	2,759,225
Series 2016-118 DI 3.50% 3/20/43 ∑	10,896,445	1,711,568
Series 2016-118 ES 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	5,616,637	1,239,087
Series 2016-120 MW 2.00% 9/20/46	1,614,000	1,341,492
Series 2016-120 NS 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	11,283,135	2,433,539
Series 2016-121 JS 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	8,247,943	1,786,538

10     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-126 NS 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 9/20/46 ∑●	5,504,614	$1,197,354
Series 2016-134 MW 3.00% 10/20/46	567,000	560,699
Series 2016-134 MZ 3.00% 10/20/46	3,270,215	3,121,524
Series 2016-135 Z 3.00% 10/20/46	2,076	1,908
Series 2016-146 KS 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 10/20/46 ∑●	3,282,106	711,776
Series 2016-147 ST 4.489% (6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%) 10/20/46 ∑●	5,274,118	1,091,102
Series 2016-149 GI 4.00% 11/20/46 ∑	4,990,702	1,148,355
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,365,925
Series 2016-160 GI 3.50% 11/20/46 ∑	6,644,251	1,572,240
Series 2016-160 VZ 2.50% 11/20/46	837,036	694,277
Series 2016-163 MI 3.50% 11/20/46 ∑	5,055,032	664,918
Series 2016-163 XI 3.00% 10/20/46 ∑	7,631,923	1,124,382
Series 2016-171 IO 3.00% 7/20/44 ∑	11,049,911	1,392,069
Series 2016-171 IP 3.00% 3/20/46 ∑	6,858,818	1,135,084
Series 2017-4 BW 3.00% 1/20/47	499,000	480,947
Series 2017-10 IB 4.00% 1/20/47 ∑	6,241,129	1,358,334
Series 2017-10 KZ 3.00% 1/20/47	566,729	517,143
Series 2017-18 GM 2.50% 2/20/47	421,000	381,583
Series 2017-18 QS 4.541% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 2/16/47 ∑●	6,289,333	1,278,116
Series 2017-25 CZ 3.50% 2/20/47	2,178,334	2,143,120
Series 2017-25 WZ 3.00% 2/20/47	1,815,177	1,694,260
Series 2017-26 SA 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 2/20/47 ∑●	6,315,755	1,276,324
Series 2017-34 AZ 3.00% 1/20/47	85,099	76,561
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,102,101
Series 2017-36 ZC 3.00% 3/20/47	6,152	5,487
Series 2017-52 LE 3.00% 1/16/47	19,000	17,828
Series 2017-56 QS 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 4/20/47 ∑●	8,175,210	1,557,552
Series 2017-68 SB 4.589% (6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%) 5/20/47 ∑●	12,205,129	2,142,181
Series 2017-80 AS 4.639% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 5/20/47 ∑●	9,164,373	1,859,518
Series 2017-91 SM 4.639% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 6/20/47 ∑●	5,455,447	1,117,041
Series 2017-101 AI 4.00% 7/20/47 ∑	3,862,479	764,917
Series 2017-101 HD 3.00% 1/20/47	3,000	2,834
Series 2017-101 KS 4.639% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 7/20/47 ∑●	6,293,933	1,258,354

NQ-189 [1/18] 3/18 (446916)     11

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-101 ND 3.00% 1/20/47	3,000	$2,875
Series 2017-101 SK 4.639% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 7/20/47 ∑●	15,920,438	3,123,590
Series 2017-101 TI 4.00% 3/20/44 ∑	5,964,738	977,278
Series 2017-107 QZ 3.00% 8/20/45	1,000,117	911,851
Series 2017-107 T 3.00% 1/20/47	2,696,000	2,643,223
Series 2017-113 LB 3.00% 7/20/47	2,620,000	2,484,738
Series 2017-114 IK 4.00% 10/20/44 ∑	8,762,945	1,885,780
Series 2017-116 ZL 3.00% 6/20/47	1,976,388	1,776,884
Series 2017-117 C 3.00% 8/20/47	5,000	4,714
Series 2017-117 SD 4.639% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 8/20/47 ∑●	5,354,507	1,089,106
Series 2017-120 QS 4.639% (6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%) 8/20/47 ∑●	6,775,714	1,465,905
Series 2017-121 CW 3.00% 8/20/47	2,000	1,871
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,096,072
Series 2017-134 VD 3.00% 4/20/38	135,000	132,399
Series 2017-137 CZ 3.00% 9/20/47	5,815,796	5,274,489
Series 2017-137 IO 3.00% 6/20/45 ∑	8,790,250	1,312,080
Series 2017-144 EI 3.00% 12/20/44 ∑	8,219,342	1,271,103
Series 2017-144 MZ 2.50% 9/20/47	2,017	1,640
Series 2017-156 LP 2.50% 10/20/47	694,000	606,969
Series 2017-164 IG 3.50% 4/20/44 ∑	14,645,027	1,727,207
Series 2017-174 HI 3.00% 7/20/45 ∑	7,149,993	1,142,896
Series 2018-11 AI 3.00% 1/20/46 ∑	4,925,000	754,707
Vendee Mortgage Trust
Series 2000-1 1A 6.392% 1/15/30 ●	13,396	14,520
Total Agency Collateralized Mortgage Obligations (cost $398,578,965)		385,475,194

Agency Commercial Mortgage-Backed Securities – 1.35%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series KS03 A4 3.161% 5/25/25 ⧫●	4,270,000	4,266,550
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.278% 9/25/43 #●	3,720,000	3,902,009
Series 2011-K12 B 144A 4.344% 1/25/46 #●	3,186,000	3,288,797
Series 2011-K14 B 144A 5.167% 2/25/47 #●	3,345,000	3,542,160
Series 2011-K15 B 144A 4.948% 8/25/44 #●	485,000	511,669
Series 2011-K704 B 144A 4.536% 10/25/30 #●	1,580,000	1,591,782
Series 2012-K22 B 144A 3.686% 8/25/45 #●	4,300,000	4,356,766
Series 2012-K23 B 144A 3.655% 10/25/45 #●	7,400,000	7,491,243
Series 2013-K32 B 144A 3.537% 10/25/46 #●	2,244,000	2,245,683

12     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 B 144A 3.501% 8/25/46 #●	4,295,000	$4,288,447
Series 2013-K712 B 144A 3.362% 5/25/45 #●	2,220,000	2,242,943
Series 2013-K713 B 144A 3.163% 4/25/46 #●	1,355,000	1,354,391
Series 2013-K713 C 144A 3.163% 4/25/46 #●	4,425,000	4,384,500
Series 2014-K717 B 144A 3.629% 11/25/47 #●	4,100,000	4,134,992
Series 2015-K49 B 144A 3.721% 10/25/48 #●	3,660,000	3,654,911
Series 2015-K50 B 144A 3.779% 10/25/48 #●	4,942,000	4,955,080
Series 2016-K53 B 144A 4.019% 3/25/49 #●	1,465,000	1,492,513
Series 2017-K729 B 144A 3.675% 11/25/49 #●	1,349,000	1,308,764
Total Agency Commercial Mortgage-Backed Securities (cost $59,780,312)		59,013,200

Agency Mortgage-Backed Securities – 3.81%
Fannie Mae ARM
2.528% (LIBOR12M + 1.608%) 12/1/46 ●	7,204,757	7,090,903
Fannie Mae S.F. 30 yr
4.50% 4/1/39	578,326	615,901
4.50% 8/1/40	819,775	873,389
4.50% 10/1/43	2,778,488	2,966,106
4.50% 12/1/43	375,455	400,999
4.50% 10/1/44	1,150,712	1,229,015
4.50% 2/1/46	64,097	68,085
4.50% 5/1/46	3,924,150	4,172,589
5.00% 7/1/47	164,773	176,146
5.50% 1/1/34	2,286	2,533
5.50% 4/1/35	1,538	1,691
5.50% 3/1/38	428,481	472,882
5.50% 6/1/39	4,811	5,276
5.50% 12/1/39	995,520	1,092,053
5.50% 7/1/40	1,552,128	1,708,514
5.50% 6/1/41	3,899,171	4,290,250
5.50% 9/1/41	2,297,124	2,580,096
5.50% 5/1/44	59,262,073	65,274,515
6.00% 5/1/36	14,561	16,424
6.00% 6/1/36	31,376	35,567
6.00% 9/1/36	682,926	779,331
6.00% 12/1/36	142,652	160,446
6.00% 5/1/37	11,921	13,439
6.00% 6/1/37	79,830	89,927
6.00% 7/1/37	55,834	62,243
6.00% 3/1/38	229,103	257,817
6.00% 6/1/38	220,767	248,502
6.00% 10/1/38	609,195	683,882

NQ-189 [1/18] 3/18 (446916)     13

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 11/1/38	358,366	$403,464
6.00% 12/1/38	189,351	213,299
6.00% 2/1/39	30,203	34,061
6.00% 9/1/39	75,246	85,979
6.00% 10/1/39	5,994,656	6,771,355
6.00% 11/1/40	228,523	258,315
6.00% 7/1/41	11,111,056	12,455,590
6.50% 2/1/36	384,097	430,671
6.50% 9/1/36	2,299	2,596
6.50% 11/1/36	187,146	209,634
6.50% 3/1/37	362,832	412,093
6.50% 12/1/37	133,884	150,185
6.50% 3/1/40	500,639	560,693
6.50% 5/1/40	996,339	1,120,532
7.00% 12/1/37	4,247	4,469
7.50% 3/1/32	8,576	9,707
7.50% 4/1/32	11,000	12,367
7.50% 6/1/34	19,678	22,118
Freddie Mac ARM
2.559% (LIBOR12M + 1.63%) 10/1/46 ●	1,945,722	1,920,860
3.111% (LIBOR12M + 1.62%) 3/1/46 ●	3,251,662	3,275,177
Freddie Mac S.F. 30 yr
4.50% 4/1/39	339,468	360,516
4.50% 8/1/44	1,365,400	1,451,960
4.50% 11/1/45	2,648,167	2,792,500
5.00% 12/1/41	1,899,444	2,067,593
5.00% 4/1/44	2,154,241	2,339,565
5.50% 3/1/34	174,825	192,323
5.50% 12/1/34	164,368	181,128
5.50% 12/1/35	189,522	209,403
5.50% 9/1/37	217,035	237,977
5.50% 4/1/38	697,679	764,921
5.50% 1/1/39	722,617	792,813
5.50% 6/1/39	154,216	169,048
5.50% 6/1/41	5,396,410	5,920,840
6.00% 5/1/35	2,707	3,040
6.00% 2/1/36	2,225,739	2,493,119
6.00% 3/1/36	1,071,290	1,206,724
6.00% 10/1/36	959	1,077
6.00% 9/1/37	355,213	397,548
6.00% 8/1/38	1,952,283	2,204,197
6.00% 5/1/40	1,171,878	1,314,126

14     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 7/1/40	3,116,390	$3,497,696
6.50% 12/1/31	238,422	269,302
6.50% 8/1/38	71,709	79,471
6.50% 4/1/39	261,223	293,560
7.00% 11/1/33	100,297	115,191
GNMA I S.F. 30 yr
5.50% 2/15/41	1,184,448	1,292,628
GNMA II S.F. 30 yr
5.50% 5/20/37	1,099,246	1,194,472
5.50% 4/20/40	766,017	818,661
5.50% 7/20/46	2,148	2,314
6.00% 2/20/39	928,008	1,020,121
6.00% 10/20/39	3,337,170	3,667,653
6.00% 2/20/40	3,582,745	3,953,041
6.00% 4/20/46	1,091,363	1,201,092
6.50% 6/20/39	5,256	5,818
6.50% 10/20/39	3,820	4,205
Total Agency Mortgage-Backed Securities (cost $169,046,874)		166,237,329

Collateralized Debt Obligations – 3.08%
AMMC CLO 21
Series 2017-21A A 144A 2.637% (LIBOR03M + 1.25%)
11/2/30 #●	2,750,000	2,759,419
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 2.972% (LIBOR03M + 1.25%)
7/15/29 #●	4,000,000	4,029,880
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.235% (LIBOR03M +
1.49%) 1/20/29 #●	14,000,000	14,105,770
Black Diamond CLO
Series 2015-1A A2R 144A 1.05% (LIBOR03M + 1.05%)
10/3/29 #●	3,000,000	3,000,000
Series 2017-1A A1A 144A 2.655% (LIBOR03M + 1.29%)
4/24/29 #●	4,000,000	4,027,508
Series 2017-2A A2 144A 3.185% (LIBOR01M + 1.30%)
1/20/32 #●	2,800,000	2,802,531
BlueMountain CLO
Series 2015-2A A1 144A 3.164% (LIBOR03M + 1.43%)
7/18/27 #●	2,450,000	2,458,881
Catamaran CLO
Series 2014-1A A1BR 144A 3.135% (LIBOR03M +
1.39%) 4/22/30 #●	5,000,000	5,002,825

NQ-189 [1/18] 3/18 (446916)     15

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Cedar Funding IV CLO
Series 2014-4A AR 144A 2.593% (LIBOR03M + 1.23%)
7/23/30 #●	4,000,000	$4,025,912
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.833% (LIBOR03M + 1.47%)
10/20/28 #●	5,210,000	5,239,582
Cedar Funding VIII CLO
Series 2017-8A A1 144A 2.981% (LIBOR03M + 1.25%)
10/17/30 #●	5,330,000	5,378,130
Galaxy XXI CLO
Series 2015-21A AR 144A 2.905% (LIBOR01M + 1.02%)
4/20/31 #●	5,000,000	5,000,000
GoldenTree Loan Management US CLO 1
Series 2017-1A A 144A 2.583% (LIBOR03M + 1.22%)
4/20/29 #●	5,005,000	5,044,600
Hull Street CLO
Series 2014-1A AR 144A 2.954% (LIBOR03M + 1.22%)
10/18/26 #●	3,000,000	3,001,284
KVK CLO
Series 2015-1A AR 144A 2.686% (LIBOR03M + 1.25%)
5/20/27 #●	2,000,000	1,999,364
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.035% (LIBOR01M + 1.15%)
2/20/31 #●	5,500,000	5,500,000
MP CLO IV
Series 2013-2A ARR 144A 3.025% (LIBOR03M + 1.28%)
7/25/29 #●	7,000,000	7,045,178
OCP CLO
Series 2017-13A A1A 144A 2.619% (LIBOR03M +
1.26%) 7/15/30 #●	5,750,000	5,787,565
Saranac CLO II
Series 2014-2A A1AR 144A 2.666% (LIBOR03M +
1.23%) 11/20/29 #●	6,500,000	6,537,271
Shackleton CLO
Series 2013-3A AR 144A 2.842% (LIBOR03M + 1.12%)
7/15/30 #●	5,500,000	5,497,157
Sound Point CLO II
Series 2013-1A A1R 144A 2.822% (LIBOR03M + 1.07%)
1/26/31 #●	3,200,000	3,200,000
Steele Creek CLO
Series 2017-1A A 144A 2.884% (LIBOR03M + 1.25%)
1/15/30 #●	3,000,000	3,001,188
TIAA CLO II
Series 2017-1A A 144A 3.025% (LIBOR03M + 1.28%)
4/20/29 #●	4,185,000	4,210,516

16     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture CDO
Series 2016-25A A1 144A 3.235% (LIBOR03M + 1.49%)
4/20/29 #●	2,085,000	$2,101,207
Venture XXII CLO
Series 2015-22A AR 144A 2.801% (LIBOR03M + 1.08%)
1/15/31 #●	7,000,000	7,000,000
Venture XXIV CLO
Series 2016-24A A1D 144A 3.165% (LIBOR03M +
1.42%) 10/20/28 #●	5,335,000	5,366,066
Venture XXVIII CLO
Series 2017-28A A2 144A 2.855% (LIBOR03M + 1.11%)
7/20/30 #●	7,550,000	7,577,746
Zais CLO 6
Series 2017-1A A1 144A 3.092% (LIBOR03M + 1.37%)
7/15/29 #●	4,000,000	4,027,560
Total Collateralized Debt Obligations (cost $133,994,640)		134,727,140

Convertible Bonds – 3.38%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00,
maturity date 12/15/23	1,085,000	1,366,402
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18	1,222,000	1,249,243
Ares Capital 144A 3.75% exercise price $19.39, maturity
date 2/1/22 #	891,000	915,028
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20	4,152,000	4,874,436
Blackhawk Network Holdings 1.50% exercise price
$49.83, maturity date 1/15/22 *	4,429,000	4,962,097
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	3,355,000	3,319,964
Blackstone Mortgage Trust 5.25% exercise price $27.67,
maturity date 12/1/18	4,203,000	4,745,145
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	3,502,000	3,491,494
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20	704,000	658,808
Cemex 3.72% exercise price $11.01, maturity date
3/15/20	2,898,000	3,112,185
Chart Industries 144A 1.00% exercise price $58.73,
maturity date 11/15/24 #	3,446,000	3,738,152
Ciena 3.75% exercise price $20.17, maturity date
10/15/18	1,095,000	1,276,688
DISH Network 144A 2.375% exercise price $82.22,
maturity date 3/15/24 #	1,943,000	1,822,973

NQ-189 [1/18] 3/18 (446916)     17

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
DISH Network 3.375% exercise price $65.18, maturity
date 8/15/26	4,229,000	$4,501,170
Electronics For Imaging 0.75% exercise price $52.72,
maturity date 9/1/19 *	2,394,000	2,312,630
Empire State Realty OP 144A 2.625% exercise price
$19.34, maturity date 8/15/19 #	2,137,000	2,309,029
GAIN Capital Holdings 144A 5.00% exercise price $8.20,
maturity date 8/15/22 #	3,035,000	3,550,965
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	2,846,000	2,836,093
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	2,840,000	3,876,498
Huron Consulting Group 1.25% exercise price $79.89,
maturity date 10/1/19	1,141,000	1,071,114
IAC FinanceCo. 144A 0.875% exercise price $152.18,
maturity date 10/1/22 #*	2,460,000	2,817,226
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,793,000	1,784,958
Insulet 1.25% exercise price $58.37, maturity date
9/15/21	3,644,000	5,115,400
Insulet 144A 1.375% exercise price $93.18, maturity date
11/15/24 #	1,949,000	2,069,524
Kaman 144A 3.25% exercise price $65.26, maturity date
5/1/24 #*	4,078,000	4,688,632
Knowles 3.25% exercise price $18.43, maturity date
11/1/21	2,099,000	2,364,607
Liberty Interactive 144A 1.75% exercise price $341.10,
maturity date 9/30/46 #	3,581,000	4,405,067
Liberty Media 2.25% exercise price $104.55, maturity date
9/30/46	512,000	540,432
Medicines 2.75% exercise price $48.97, maturity date
7/15/23	5,388,000	5,266,711
Microchip Technology 144A 1.625% exercise price
$99.28, maturity date 2/15/27 #	2,050,000	2,500,444
Neurocrine Biosciences 144A 2.25% exercise price
$75.92, maturity date 5/15/24 #	4,010,000	5,406,366
New Mountain Finance 5.00% exercise price $15.80,
maturity date 6/15/19	1,796,000	1,854,370
Novellus Systems 2.625% exercise price $33.45, maturity
date 5/15/41	477,000	2,718,883
NXP Semiconductors 1.00% exercise price $102.84,
maturity date 12/1/19	1,823,000	2,302,148
ON Semiconductor 1.00% exercise price $18.50, maturity
date 12/1/20	1,489,000	2,136,051
Pacira Pharmaceuticals 144A 2.375% exercise price
$66.89, maturity date 4/1/22 #	4,922,000	4,765,421

18     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
PDC Energy 1.125% exercise price $85.39, maturity date
9/15/21 *	3,831,000	$3,844,707
Priceline Group 0.35% exercise price $1,315.10, maturity
date 6/15/20	3,396,000	5,043,074
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19	3,202,000	3,454,958
Quotient Technology 144A 1.75% exercise price $17.36,
maturity date 12/1/22 #	1,460,000	1,434,941
RPM International 2.25% exercise price $52.28, maturity
date 12/15/20	1,921,000	2,230,800
Sarepta Therapeutics 144A 1.50% exercise price $73.42,
maturity date 11/15/24 #	417,000	482,081
SolarCity 1.625% exercise price $759.35, maturity date
11/1/19	2,703,000	2,540,888
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18	469,000	981,148
Spirit Realty Capital 3.75% exercise price $12.93, maturity
date 5/15/21 *	2,661,000	2,736,740
Synaptics 144A 0.50% exercise price $73.02, maturity
date 6/15/22 #	2,677,000	2,530,175
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19 *	1,481,000	1,309,945
Team 144A 5.00% exercise price $21.70, maturity date
8/1/23 #	620,000	684,480
Vector Group 1.75% exercise price $22.35, maturity date
4/15/20 ●	2,295,000	2,608,926
Vector Group 2.50% exercise price $14.50, maturity date
1/15/19 *●	2,571,000	3,830,790
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 *	3,471,000	3,525,630
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21	3,751,000	3,656,606
Total Convertible Bonds (cost $138,893,031)		147,622,243

Corporate Bonds – 48.28%
Automotive – 0.14%
Allison Transmission 144A 4.75% 10/1/27 #	1,550,000	1,546,125
Goodyear Tire & Rubber
4.875% 3/15/27	1,900,000	1,902,375
5.00% 5/31/26	2,535,000	2,569,856
		6,018,356
Banking – 10.58%
Akbank Turk 144A 7.20% 3/16/27 #µ	4,060,000	4,249,095
Ally Financial 5.75% 11/20/25 *	3,415,000	3,666,856

NQ-189 [1/18] 3/18 (446916)     19

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	$1,301,363
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		2,575,000	2,485,326
Banco do Brasil 144A 4.625% 1/15/25 #		5,105,000	5,020,767
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		3,925,000	4,055,016
Banco Santander 3.80% 2/23/28		5,600,000	5,575,635
Bancolombia 4.875% 10/18/27 µ		4,400,000	4,379,100
Banistmo 144A 3.65% 9/19/22 #		2,400,000	2,382,000
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	1,736,000	1,402,405
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,156,867
144A 3.419% 12/20/28 #µ		12,865,000	12,679,929
3.946% 1/23/49 µ		3,440,000	3,492,091
4.183% 11/25/27		9,780,000	10,051,416
Bank of Montreal 3.803% 12/15/32 µ		7,240,000	7,071,598
Bank of New York Mellon
3.30% 8/23/29		6,595,000	6,429,177
4.625% µψ		7,155,000	7,190,775
Barclays 8.25% µψ		7,590,000	7,917,372
BB&T 2.85% 10/26/24		6,845,000	6,726,237
BBVA Bancomer
144A 6.50% 3/10/21 #		3,865,000	4,174,200
144A 7.25% 4/22/20 #		935,000	1,006,294
BGEO Group 144A 6.00% 7/26/23 #		3,380,000	3,534,804
Citigroup
2.522% (LIBOR03M + 1.10%) 5/17/24 ●		835,000	855,218
3.75% 10/27/23	AUD	2,222,000	1,818,677
Citizens Bank
2.55% 5/13/21		1,975,000	1,956,272
2.65% 5/26/22		305,000	299,773
Citizens Financial Group
2.375% 7/28/21		485,000	475,694
4.30% 12/3/25		4,810,000	4,955,261
Compass Bank
2.875% 6/29/22		5,190,000	5,091,968
3.875% 4/10/25		5,505,000	5,473,991
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	1,083,254
3.625% 6/8/22	NZD	1,403,000	1,053,297
3.75% 7/21/26		5,565,000	5,520,369
Credit Suisse Group
144A 3.869% 1/12/29 #µ		13,045,000	12,995,836

20     NQ-189 [1/18] 3/18 (446916)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 4.282% 1/9/28 #		2,166,000	$2,228,378
144A 6.25% #µψ		10,305,000	11,139,942
Credit Suisse Group Funding Guernsey 4.55% 4/17/26		5,010,000	5,285,946
Fifth Third Bancorp 2.60% 6/15/22		2,835,000	2,784,005
Fifth Third Bank 3.85% 3/15/26		2,435,000	2,460,619
Goldman Sachs Group
3.02% (BBSW3M + 1.30%) 8/21/19 ●	AUD	2,390,000	1,945,105
3.55% 2/12/21	CAD	1,500,000	1,250,902
3.691% 6/5/28 µ		6,515,000	6,493,396
5.15% 5/22/45		2,225,000	2,543,682
5.20% 12/17/19	NZD	1,444,000	1,108,631
Huntington National Bank 2.50% 8/7/22		2,745,000	2,678,924
ICICI Bank 144A 4.00% 3/18/26 #		5,100,000	5,090,779
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	986,000	1,543,752
3.509% 1/23/29 µ		1,460,000	1,453,296
3.897% 1/23/49 µ		7,605,000	7,645,410
3.964% 11/15/48 µ		2,335,000	2,359,783
6.75% *µψ		4,475,000	5,006,406
KeyBank
2.30% 9/14/22		3,505,000	3,393,630
2.40% 6/9/22		1,845,000	1,801,706
6.95% 2/1/28		17,740,000	21,942,462
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	4,880,000	4,000,031
Lloyds Banking Group
3.574% 11/7/28 µ		7,415,000	7,247,792
7.50% *µψ		4,670,000	5,282,937
Manufacturers & Traders Trust 2.50% 5/18/22		2,850,000	2,804,407
Morgan Stanley
3.125% 8/5/21	CAD	999,000	822,867
3.125% 1/23/23		1,075,000	1,072,429
3.772% 1/24/29 µ		12,705,000	12,788,791
3.95% 4/23/27		2,745,000	2,769,387
4.375% 1/22/47		9,455,000	10,157,160
5.00% 9/30/21	AUD	1,489,000	1,280,656
5.00% 11/24/25		8,530,000	9,245,132
Nationwide Building Society 144A 4.125% 10/18/32 #µ		7,950,000	7,869,321
Nederlandse Waterschapsbank 144A 1.608% (LIBOR03M
+ 0.02%) 3/15/19 #●		1,145,000	1,144,975
Northern Trust 3.375% 5/8/32 µ		1,695,000	1,655,791

NQ-189 [1/18] 3/18 (446916)     21

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Bank
3.10% 10/25/27		13,499,000	$13,177,355
3.25% 1/22/28		1,140,000	1,127,108
PNC Financial Services Group 5.00% µψ		5,800,000	6,095,800
Popular 7.00% 7/1/19		3,170,000	3,292,045
Regions Financial 2.75% 8/14/22		2,140,000	2,116,109
Royal Bank of Scotland Group
3.875% 9/12/23		3,720,000	3,754,523
8.625% µψ		8,640,000	9,666,000
Santander UK 144A 5.00% 11/7/23 #		8,330,000	8,802,036
Santander UK Group Holdings 3.823% 11/3/28 µ		3,765,000	3,710,311
State Street
2.653% 5/15/23 µ		2,375,000	2,347,340
3.30% 12/16/24		4,420,000	4,462,979
SunTrust Banks
2.45% 8/1/22		3,070,000	3,001,914
2.70% 1/27/22		5,605,000	5,542,483
3.00% 2/2/23		2,050,000	2,042,637
3.30% 5/15/26		2,845,000	2,769,185
5.05% µψ		485,000	487,425
Toronto-Dominion Bank 2.50% 12/14/20		3,650,000	3,640,021
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		610,000	622,453
144A 6.25% 4/20/21 #		3,965,000	4,183,035
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ		3,690,000	3,730,682
UBS Group 6.875% µψ		2,760,000	3,077,187
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ		2,570,000	2,517,127
144A 3.491% 5/23/23 #		4,485,000	4,513,335
144A 4.125% 9/24/25 #		5,345,000	5,527,950
144A 4.125% 4/15/26 #		4,570,000	4,714,147
144A 4.253% 3/23/28 #		3,565,000	3,692,406
US Bancorp
3.10% 4/27/26		7,010,000	6,843,462
3.15% 4/27/27		2,610,000	2,557,240
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●		27,182,000	24,667,665
Wells Fargo & Co.
3.00% 7/27/21	AUD	2,492,000	2,008,066
3.50% 9/12/29	GBP	1,700,000	2,667,063
Wells Fargo Capital X 5.95% 12/15/36		470,000	536,035
Westpac Banking 5.00% µψ		1,345,000	1,332,724
Woori Bank 144A 4.75% 4/30/24 #		3,670,000	3,828,720

22     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Zions Bancorporation 4.50% 6/13/23	3,460,000	$3,548,284
		462,429,215
Basic Industry – 4.93%
AK Steel 6.375% 10/15/25 *	1,065,000	1,057,013
Allegheny Technologies 7.875% 8/15/23	965,000	1,062,195
Anglo American Capital
144A 4.75% 4/10/27 #	4,195,000	4,376,406
144A 4.875% 5/14/25 #	7,540,000	7,964,543
ArcelorMittal 6.125% 6/1/25 *	1,611,000	1,840,567
Barrick North America Finance 5.75% 5/1/43	6,548,000	8,105,616
Beacon Escrow 144A 4.875% 11/1/25 #	3,060,000	3,060,000
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	12,410,000	13,362,467
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,245,000
Boise Cascade 144A 5.625% 9/1/24 #	3,705,000	3,890,250
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	4,220,000	4,271,695
Builders FirstSource 144A 5.625% 9/1/24 #	3,430,000	3,601,500
Chemours
5.375% 5/15/27	865,000	897,437
7.00% 5/15/25	445,000	488,387
CK Hutchison International 17 144A 2.875% 4/5/22 #	5,190,000	5,112,991
Cydsa 144A 6.25% 10/4/27 #	2,555,000	2,588,215
Dow Chemical 8.55% 5/15/19	33,171,000	35,706,385
First Quantum Minerals 144A 7.25% 4/1/23 #	3,845,000	4,080,506
FMG Resources August 2006
144A 4.75% 5/15/22 #	1,085,000	1,105,344
144A 5.125% 5/15/24 #*	3,535,000	3,590,234
Freeport-McMoRan
4.55% 11/14/24	3,040,000	3,104,600
6.875% 2/15/23	3,420,000	3,770,550
Georgia-Pacific 8.00% 1/15/24	15,521,000	19,510,718
Hudbay Minerals
144A 7.25% 1/15/23 #	30,000	32,175
144A 7.625% 1/15/25 #	1,590,000	1,756,950
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	909,576
Koppers 144A 6.00% 2/15/25 #	285,000	301,387
Kraton Polymers 144A 7.00% 4/15/25 #	560,000	595,000
Lennar
4.50% 4/30/24	1,290,000	1,307,802
4.75% 5/30/25	180,000	185,175
4.875% 12/15/23	782,000	810,504
Mexichem 144A 5.50% 1/15/48 #	4,225,000	4,129,937
Mosaic 5.625% 11/15/43	4,135,000	4,505,143

NQ-189 [1/18] 3/18 (446916)     23

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Nexa Resources 144A 5.375% 5/4/27 #	3,660,000	$3,888,750
NOVA Chemicals
144A 5.00% 5/1/25 #	2,470,000	2,500,875
144A 5.25% 6/1/27 #	860,000	860,000
Novelis 144A 6.25% 8/15/24 #	1,225,000	1,286,250
Novolipetsk Steel Via Steel Funding 144A 4.00%
9/21/24 #	3,360,000	3,350,424
OCP
144A 4.50% 10/22/25 #	3,665,000	3,702,178
144A 6.875% 4/25/44 #	2,310,000	2,712,993
Olin
5.00% 2/1/30	365,000	365,913
5.125% 9/15/27	1,725,000	1,798,313
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	3,150,000	3,199,045
Phosagro OAO Via Phosagro Bond Funding 144A 3.95%
11/3/21 #	4,650,000	4,676,273
PolyOne 5.25% 3/15/23	2,470,000	2,593,500
PQ 144A 6.75% 11/15/22 #	360,000	386,100
PulteGroup 5.00% 1/15/27	2,080,000	2,168,296
SPCM 144A 4.875% 9/15/25 #	2,645,000	2,658,225
Standard Industries 144A 5.00% 2/15/27 #	4,830,000	4,914,525
Steel Dynamics 5.00% 12/15/26	2,405,000	2,507,213
Summit Materials
144A 5.125% 6/1/25 #	1,085,000	1,108,056
8.50% 4/15/22	130,000	143,650
Suzano Austria 144A 7.00% 3/16/47 #*	3,550,000	4,135,750
US Concrete 6.375% 6/1/24	2,955,000	3,193,764
Vedanta Resources
144A 6.125% 8/9/24 #	1,590,000	1,608,233
144A 6.375% 7/30/22 #	2,210,000	2,309,229
Westlake Chemical 4.375% 11/15/47	3,445,000	3,534,089
WestRock
144A 3.00% 9/15/24 #	2,165,000	2,116,191
144A 3.375% 9/15/27 #	2,030,000	1,969,848
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	2,556,000	2,763,675
Zekelman Industries 144A 9.875% 6/15/23 #	440,000	493,900
		215,271,526
Brokerage – 0.84%
Charles Schwab
3.20% 1/25/28	1,610,000	1,588,677
5.00% µψ	1,740,000	1,721,521

24     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
E*TRADE Financial
3.80% 8/24/27	4,310,000	$4,268,727
5.875% µψ	4,760,000	4,998,000
Jefferies Group
4.15% 1/23/30	1,585,000	1,548,986
6.45% 6/8/27	3,815,000	4,400,890
6.50% 1/20/43	2,455,000	2,870,907
Lazard Group 3.75% 2/13/25	15,330,000	15,361,834
		36,759,542
Capital Goods – 1.74%
Allegion US Holding
3.20% 10/1/24	2,345,000	2,292,237
3.55% 10/1/27	1,130,000	1,104,485
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	2,645,000	2,737,575
144A 7.25% 5/15/24 #	585,000	630,893
Ball 5.25% 7/1/25	3,535,000	3,755,937
Berry Global 144A 4.50% 2/15/26 #	2,285,000	2,284,315
BWAY Holding 144A 5.50% 4/15/24 #	2,165,000	2,248,894
Carlisle 3.75% 12/1/27	100,000	100,270
CCL Industries 144A 3.25% 10/1/26 #	3,480,000	3,271,950
Crown Americas 144A 4.75% 2/1/26 #	3,227,000	3,259,270
Eaton 3.103% 9/15/27	4,935,000	4,765,848
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	3,405,000	3,471,738
Leggett & Platt 3.50% 11/15/27	5,430,000	5,297,115
Lennox International 3.00% 11/15/23	3,730,000	3,644,456
Martin Marietta Materials
3.50% 12/15/27	3,400,000	3,316,789
4.25% 12/15/47	3,280,000	3,184,154
Northrop Grumman
3.25% 1/15/28	3,010,000	2,958,082
4.03% 10/15/47	3,445,000	3,517,032
Owens-Brockway Glass Container 144A 5.875%
8/15/23 #	3,165,000	3,368,747
Republic Services 3.375% 11/15/27	3,980,000	3,932,119
SAN Miguel Industrias Pet 144A 4.50% 9/18/22 #	2,555,000	2,602,906
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	170,000	185,725

NQ-189 [1/18] 3/18 (446916)     25

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 6.375% 6/15/26		1,670,000	$1,718,013
United Technologies
2.80% 5/4/24		3,785,000	3,704,143
3.75% 11/1/46		4,415,000	4,314,033
Waste Management 3.15% 11/15/27		4,380,000	4,299,815
			75,966,541
Communications – 4.53%
American Tower 3.60% 1/15/28		1,620,000	1,574,098
American Tower Trust #1 144A 3.07% 3/15/23 #		10,235,000	10,200,354
AT&T
3.40% 8/14/24		1,170,000	1,171,696
3.90% 8/14/27		3,640,000	3,645,513
144A 4.10% 2/15/28 #		4,455,000	4,427,505
4.90% 8/14/37		10,655,000	10,831,688
5.25% 3/1/37		2,260,000	2,398,573
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,762,783
CenturyLink 6.75% 12/1/23 *		2,080,000	2,031,224
Comcel Trust 144A 6.875% 2/6/24 #		2,525,000	2,674,480
Comunicaciones Celulares 144A 7.00% 7/15/24 #		923,000	893,003
Crown Castle International
3.80% 2/15/28		1,465,000	1,437,985
5.25% 1/15/23		4,275,000	4,628,992
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	27,058,062
CyrusOne 5.00% 3/15/24		730,000	746,425
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #		14,695,000	14,093,819
6.50% 4/8/22	GBP	1,270,000	2,165,509
Digicel Group
144A 7.125% 4/1/22 #*		5,185,000	4,906,306
144A 8.25% 9/30/20 #		2,200,000	2,186,470
Discovery Communications
3.95% 3/20/28		3,435,000	3,366,217
5.20% 9/20/47		7,250,000	7,450,356
Equinix 5.375% 5/15/27		1,680,000	1,768,200
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,569,936
Level 3 Financing
5.25% 3/15/26		215,000	211,506
5.375% 5/1/25		4,475,000	4,495,003
Myriad International Holdings
144A 4.85% 7/6/27 #		1,405,000	1,468,225
144A 5.50% 7/21/25 #		2,605,000	2,846,939
SBA Communications 4.875% 9/1/24		2,665,000	2,658,337

26     NQ-189 [1/18] 3/18 (446916)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
SBA Tower Trust
144A 2.24% 4/10/18 #		7,270,000	$7,269,966
144A 2.898% 10/8/19 #		405,000	405,963
Sirius XM Radio
144A 5.00% 8/1/27 #		2,955,000	2,947,613
144A 5.375% 4/15/25 #		5,327,000	5,473,493
Sprint
7.125% 6/15/24		520,000	528,450
7.875% 9/15/23		3,023,000	3,200,601
Sprint Communications 7.00% 8/15/20		270,000	285,639
Telecom Italia 144A 5.303% 5/30/24 #		1,485,000	1,574,100
Time Warner Cable 7.30% 7/1/38		10,770,000	13,539,451
Time Warner Entertainment 8.375% 3/15/23		5,470,000	6,595,266
T-Mobile USA
6.375% 3/1/25		250,000	266,563
6.50% 1/15/26		3,725,000	4,046,281
VEON Holdings
144A 4.95% 6/16/24 #		2,425,000	2,440,763
144A 5.95% 2/13/23 #		2,540,000	2,710,180
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,708,976
4.40% 11/1/34		480,000	487,354
4.50% 8/17/27	AUD	2,230,000	1,830,269
4.50% 8/10/33		8,045,000	8,285,235
5.50% 3/16/47		1,805,000	2,061,739
Zayo Group
144A 5.75% 1/15/27 #		3,875,000	3,947,850
6.375% 5/15/25		520,000	547,300
			197,822,256
Consumer Cyclical – 1.69%
Alibaba Group Holding
4.00% 12/6/37		1,695,000	1,697,701
4.20% 12/6/47		1,465,000	1,473,414
AMC Entertainment Holdings 6.125% 5/15/27 *		1,930,000	1,894,777
American Tire Distributors 144A 10.25% 3/1/22 #		310,000	322,400
Boyd Gaming 6.375% 4/1/26		4,285,000	4,606,375
Daimler 2.75% 12/10/18	NOK	14,510,000	1,913,094
Ford Motor Credit 3.096% 5/4/23		6,810,000	6,649,409
General Motors 6.75% 4/1/46		1,230,000	1,538,912
General Motors Financial 5.25% 3/1/26		4,005,000	4,320,778
GLP Capital 5.375% 4/15/26		3,025,000	3,244,313
Hanesbrands 144A 4.875% 5/15/26 #		3,119,000	3,164,537

NQ-189 [1/18] 3/18 (446916)     27

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hilton Worldwide Finance 4.875% 4/1/27		1,765,000	$1,809,125
JD.com 3.125% 4/29/21		3,905,000	3,869,820
KFC Holding
144A 5.00% 6/1/24 #		1,825,000	1,852,375
144A 5.25% 6/1/26 #		1,700,000	1,738,250
Lithia Motors 144A 5.25% 8/1/25 #		1,660,000	1,713,950
Lowe’s 3.70% 4/15/46		3,885,000	3,806,481
Marriott International 4.50% 10/1/34		1,035,000	1,082,379
MGM Resorts International 4.625% 9/1/26 *		3,040,000	3,085,600
New Red Finance 144A 5.00% 10/15/25 #		1,495,000	1,504,344
Penn National Gaming 144A 5.625% 1/15/27 #*		4,515,000	4,692,891
Penske Automotive Group 5.50% 5/15/26		2,430,000	2,490,847
Royal Caribbean Cruises 3.70% 3/15/28		7,270,000	7,058,013
Scientific Games International
144A 5.00% 10/15/25 #		955,000	959,775
10.00% 12/1/22		2,745,000	3,012,637
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,815,120
Wyndham Worldwide 4.15% 4/1/24		1,380,000	1,384,868
			73,702,185
Consumer Non-Cyclical – 3.77%
Abbott Laboratories 4.90% 11/30/46		6,680,000	7,650,138
AbbVie 4.45% 5/14/46		3,220,000	3,439,356
Air Medical Group Holdings 144A 6.375% 5/15/23 #*		550,000	523,187
Albertsons
5.75% 3/15/25		1,428,000	1,281,630
6.625% 6/15/24 *		176,000	168,080
Alder Biopharmaceuticals 2.50% 2/1/25		206,000	201,450
Amgen 4.00% 9/13/29	GBP	1,271,000	2,054,480
Anheuser-Busch InBev Finance
3.65% 2/1/26		19,445,000	19,701,491
4.90% 2/1/46		2,200,000	2,485,465
BAT Capital 144A 3.557% 8/15/27 #		14,370,000	14,085,884
Becle 144A 3.75% 5/13/25 #		8,625,000	8,537,663
Biogen 5.20% 9/15/45		5,733,000	6,705,330
Cencosud 144A 6.625% 2/12/45 #*		3,215,000	3,564,038
Cott Holdings 144A 5.50% 4/1/25 #		1,825,000	1,863,781
ESAL 144A 6.25% 2/5/23 #		3,720,000	3,627,000
HCA 5.875% 2/15/26		1,850,000	1,940,187
inVentiv Group Holdings 144A 7.50% 10/1/24 #		154,000	167,860
JBS USA 144A 5.75% 6/15/25 #		395,000	391,050
Kernel Holding 144A 8.75% 1/31/22 #		4,410,000	4,883,722

28     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Lamb Weston Holdings
144A 4.625% 11/1/24 #	1,095,000	$1,116,900
144A 4.875% 11/1/26 #	1,700,000	1,738,250
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	4,535,000	4,760,616
MHP 144A 7.75% 5/10/24 #	3,030,000	3,332,015
Molson Coors Brewing
3.00% 7/15/26	5,050,000	4,820,390
4.20% 7/15/46	4,370,000	4,386,386
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	3,828,417
Pernod Ricard 144A 4.45% 1/15/22 #	7,270,000	7,631,609
Pfizer 3.00% 12/15/26	2,815,000	2,777,761
Post Holdings
144A 5.00% 8/15/26 #	4,120,000	4,032,450
144A 5.625% 1/15/28 #	50,000	49,893
144A 5.75% 3/1/27 #	190,000	191,663
Rede D’or Finance 144A 4.95% 1/17/28 #	4,415,000	4,368,091
Rio Energy 144A 6.875% 2/1/25 #	4,140,000	4,183,470
Scotts Miracle-Gro 5.25% 12/15/26	1,965,000	2,033,775
Shire Acquisitions Investments Ireland 2.875% 9/23/23	5,655,000	5,496,589
Tempur Sealy International 5.50% 6/15/26	2,230,000	2,246,725
Thermo Fisher Scientific 3.00% 4/15/23	8,250,000	8,198,353
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	16,132,269
		164,597,414
Electric – 4.82%
AES Gener 144A 8.375% 12/18/73 #*µ	3,260,000	3,383,847
Ameren Illinois 9.75% 11/15/18	16,210,000	17,150,310
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	15,370,788
Appalachian Power 3.30% 6/1/27	3,140,000	3,099,493
Avangrid 3.15% 12/1/24	6,790,000	6,666,156
Cerro del Aguila 144A 4.125% 8/16/27 #	4,945,000	4,936,593
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	323,859
CMS Energy 6.25% 2/1/20	7,695,000	8,220,914
ComEd Financing III 6.35% 3/15/33	8,344,000	9,115,820
Dominion Energy 3.625% 12/1/24	4,495,000	4,561,735
DTE Energy 3.30% 6/15/22	5,245,000	5,273,384
Duke Energy
2.65% 9/1/26	975,000	910,071
3.15% 8/15/27	4,130,000	4,002,519
Emera 6.75% 6/15/76 *µ	6,710,000	7,615,850
Emera US Finance 4.75% 6/15/46	3,795,000	4,006,884
Enel 144A 8.75% 9/24/73 #µ	7,060,000	8,763,225
Enel Finance International 144A 3.625% 5/25/27 #	11,360,000	11,133,560

NQ-189 [1/18] 3/18 (446916)     29

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy Louisiana
4.05% 9/1/23		14,030,000	$14,622,608
4.95% 1/15/45		685,000	703,863
Exelon 3.497% 6/1/22		2,810,000	2,831,980
Fortis 3.055% 10/4/26		6,035,000	5,718,872
Great Plains Energy 4.85% 6/1/21		2,805,000	2,952,544
Inkia Energy 144A 5.875% 11/9/27 #		2,665,000	2,690,851
ITC Holdings 144A 3.35% 11/15/27 #		4,810,000	4,718,274
Kansas City Power & Light 3.65% 8/15/25		7,975,000	8,064,082
National Rural Utilities Cooperative Finance
2.70% 2/15/23		5,640,000	5,569,253
4.75% 4/30/43 µ		5,585,000	5,830,700
5.25% 4/20/46 µ		6,060,000	6,465,853
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	1,500,000	1,262,939
NextEra Energy Capital Holdings 3.625% 6/15/23		4,318,000	4,385,879
NV Energy 6.25% 11/15/20		10,391,000	11,346,327
Pennsylvania Electric 5.20% 4/1/20		398,000	416,976
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		2,435,000	2,433,605
144A 5.25% 5/15/47 #		1,995,000	2,053,382
Public Service Co. of Oklahoma 5.15% 12/1/19		3,340,000	3,479,262
Southwestern Electric Power 3.85% 2/1/48		4,055,000	4,032,968
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,505,000	2,567,746
Union Electric 2.95% 6/15/27		645,000	629,128
Wisconsin Electric Power 4.30% 12/15/45		3,090,000	3,311,355
			210,623,455
Energy – 5.36%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #		3,105,000	3,036,302
144A 4.60% 11/2/47 #		3,555,000	3,580,468
Alta Mesa Holdings 7.875% 12/15/24		370,000	408,850
AmeriGas Partners 5.875% 8/20/26		4,230,000	4,399,200
Anadarko Petroleum 6.60% 3/15/46		5,915,000	7,678,876
Andeavor Logistics 5.25% 1/15/25		1,935,000	2,032,137
Antero Resources
5.00% 3/1/25 *		535,000	548,375
5.625% 6/1/23		440,000	457,600
Cheniere Corpus Christi Holdings
5.875% 3/31/25		1,465,000	1,581,284
7.00% 6/30/24		170,000	193,694
Crestwood Midstream Partners 5.75% 4/1/25		1,950,000	2,020,687
Diamondback Energy 4.75% 11/1/24		3,750,000	3,810,937

30     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ecopetrol
5.875% 9/18/23	915,000	$1,004,835
7.375% 9/18/43	2,250,000	2,792,813
Enbridge
3.70% 7/15/27	4,085,000	4,038,219
6.00% 1/15/77 µ	2,745,000	2,895,975
Energy Transfer 6.125% 12/15/45	9,420,000	10,522,186
Energy Transfer Equity
5.50% 6/1/27 *	230,000	242,942
7.50% 10/15/20	2,395,000	2,638,260
Energy Transfer Partners 6.625% µψ	5,985,000	5,995,773
EnLink Midstream Partners 6.00% *µψ	2,040,000	2,027,682
Enterprise Products Operating 7.034% (LIBOR01M +
2.68%) 1/15/68 ●	1,094,000	1,106,307
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	5,155,000	5,375,119
Genesis Energy 6.75% 8/1/22	3,315,000	3,455,887
Gulfport Energy
6.00% 10/15/24	2,565,000	2,597,063
6.625% 5/1/23	1,140,000	1,179,900
Hilcorp Energy I
144A 5.00% 12/1/24 #	3,390,000	3,423,900
144A 5.75% 10/1/25 #*	170,000	175,950
Holly Energy Partners 144A 6.00% 8/1/24 #	200,000	210,000
KazTransGas JSC 144A 4.375% 9/26/27 #	2,955,000	2,972,269
Laredo Petroleum 6.25% 3/15/23	1,380,000	1,435,200
Marathon Oil 4.40% 7/15/27	1,475,000	1,534,428
MPLX 4.875% 12/1/24	8,490,000	9,067,516
Murphy Oil 6.875% 8/15/24	5,025,000	5,380,067
Murphy Oil USA 6.00% 8/15/23	4,629,000	4,814,160
Nabors Industries 144A 5.75% 2/1/25 #*	1,485,000	1,463,794
Newfield Exploration
5.375% 1/1/26 *	260,000	275,925
5.75% 1/30/22	2,505,000	2,680,350
Noble Energy
3.85% 1/15/28	9,670,000	9,706,017
4.95% 8/15/47	740,000	806,323
5.05% 11/15/44	2,410,000	2,664,427
NuStar Logistics 5.625% 4/28/27	1,385,000	1,452,103
Oasis Petroleum
6.50% 11/1/21	1,220,000	1,248,975
6.875% 3/15/22 *	200,000	206,500

NQ-189 [1/18] 3/18 (446916)     31

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ONEOK
4.95% 7/13/47	2,735,000	$2,922,972
7.50% 9/1/23	6,425,000	7,608,351
Pertamina Persero
144A 4.30% 5/20/23 #	3,460,000	3,589,584
144A 4.875% 5/3/22 #	355,000	375,791
144A 5.625% 5/20/43 #	1,980,000	2,137,903
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #*	2,975,000	3,193,195
Petrobras Global Finance
144A 5.299% 1/27/25 #	2,746,000	2,770,027
6.75% 1/27/41	2,350,000	2,391,125
7.25% 3/17/44	2,135,000	2,276,444
7.375% 1/17/27	2,470,000	2,744,541
Petroleos Mexicanos
144A 6.50% 3/13/27 #	775,000	847,656
144A 6.75% 9/21/47 #	2,445,000	2,567,250
6.75% 9/21/47	695,000	729,750
Precision Drilling
144A 7.125% 1/15/26 #*	775,000	807,937
7.75% 12/15/23	1,125,000	1,212,187
QEP Resources 5.25% 5/1/23 *	2,750,000	2,818,750
Raizen Fuels Finance 144A 5.30% 1/20/27 #*	2,025,000	2,144,880
Sabine Pass Liquefaction
5.625% 3/1/25	6,190,000	6,776,398
5.75% 5/15/24	6,095,000	6,690,137
5.875% 6/30/26	3,130,000	3,502,174
Sempra Energy
3.80% 2/1/38	3,205,000	3,167,553
4.00% 2/1/48	2,565,000	2,536,591
Shelf Drilling Holdings 144A 8.25% 2/15/25 #	1,840,000	1,840,000
Shell International Finance 4.375% 5/11/45	822,000	902,931
Southwestern Energy
4.10% 3/15/22 *	1,085,000	1,071,437
6.70% 1/23/25	465,000	475,463
Summit Midstream Holdings 5.75% 4/15/25	2,040,000	2,065,500
Targa Resources Partners 5.375% 2/1/27	3,350,000	3,421,187
Tecpetrol 144A 4.875% 12/12/22 #	6,390,000	6,284,245
Tengizchevroil Finance Co. International 144A 4.00%
8/15/26 #	3,820,000	3,815,481
Transcanada Trust 5.875% 8/15/76 µ	2,885,000	3,148,977
Transocean 144A 9.00% 7/15/23 #	330,000	363,413
Transocean Proteus 144A 6.25% 12/1/24 #	1,449,000	1,530,506

32     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
WildHorse Resource Development 6.875% 2/1/25	380,000	$394,250
Woodside Finance
144A 3.65% 3/5/25 #	335,000	333,674
144A 8.75% 3/1/19 #	10,841,000	11,529,273
YPF
144A 7.00% 12/15/47 #	2,670,000	2,544,243
144A 27.125% (BADLARPP + 4.00%) 7/7/20 #●	6,260,000	5,770,155
		234,441,206
Finance Companies – 1.12%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	7,385,000	8,086,575
AerCap Ireland Capital 3.65% 7/21/27	8,998,000	8,688,252
Air Lease
3.00% 9/15/23	5,225,000	5,128,875
3.625% 4/1/27	3,575,000	3,504,406
Aviation Capital Group
144A 3.50% 11/1/27 #	2,830,000	2,706,100
144A 4.875% 10/1/25 #	4,855,000	5,171,526
BOC Aviation 144A 2.375% 9/15/21 #	4,235,000	4,105,845
Equate Petrochemical 144A 3.00% 3/3/22 #	3,055,000	3,005,341
International Lease Finance 8.625% 1/15/22	3,082,000	3,666,155
Temasek Financial I 144A 2.375% 1/23/23 #	4,915,000	4,792,029
		48,855,104
Healthcare – 0.73%
DaVita 5.00% 5/1/25	2,503,000	2,499,871
Encompass Health
5.125% 3/15/23	920,000	950,866
5.75% 11/1/24	3,367,000	3,446,966
5.75% 9/15/25	1,280,000	1,329,600
HCA
5.375% 2/1/25	4,580,000	4,694,500
7.58% 9/15/25	160,000	181,600
Hill-Rom Holdings
144A 5.00% 2/15/25 #	1,185,000	1,208,700
144A 5.75% 9/1/23 #	1,555,000	1,626,919
Hologic 144A 4.625% 2/1/28 #	1,645,000	1,649,113
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,582,000	1,702,627
Quintiles IMS 144A 5.00% 10/15/26 #	2,645,000	2,704,513
Service Corp. International 4.625% 12/15/27	1,670,000	1,659,563
Teleflex 4.625% 11/15/27	1,455,000	1,455,000
Tenet Healthcare 144A 5.125% 5/1/25 #	5,600,000	5,544,000
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,183,237
		31,837,075

NQ-189 [1/18] 3/18 (446916)     33

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 1.79%
Acrisure 144A 7.00% 11/15/25 #	4,464,000	$4,452,840
AssuredPartners 144A 7.00% 8/15/25 #	4,901,000	5,035,777
AXIS Specialty Finance 4.00% 12/6/27	5,090,000	5,040,618
Berkshire Hathaway 2.75% 3/15/23	3,155,000	3,140,020
HUB International 144A 7.875% 10/1/21 #	570,000	593,513
MetLife
6.40% 12/15/36	40,000	46,106
144A 9.25% 4/8/38 #	8,985,000	13,219,181
NFP 144A 6.875% 7/15/25 #	4,553,000	4,712,355
Nuveen Finance
144A 2.95% 11/1/19 #	4,670,000	4,700,725
144A 4.125% 11/1/24 #	9,485,000	9,856,507
Progressive 4.125% 4/15/47	3,900,000	4,110,588
Prudential Financial
4.50% 11/15/20	3,385,000	3,555,619
5.375% 5/15/45 µ	4,135,000	4,465,800
USIS Merger Sub 144A 6.875% 5/1/25 #	6,305,000	6,509,913
Voya Financial 144A 4.70% 1/23/48 #µ	2,830,000	2,794,583
XLIT
4.179% (LIBOR03M + 2.458%) ψ●	2,639,000	2,483,959
5.50% 3/31/45	3,555,000	3,745,968
		78,464,072
Media – 1.19%
AMC Networks 4.75% 8/1/25	2,115,000	2,117,644
CCO Holdings
144A 5.125% 5/1/27 #	3,265,000	3,188,338
144A 5.50% 5/1/26 #	2,435,000	2,489,787
144A 5.75% 2/15/26 #	390,000	404,625
144A 5.875% 5/1/27 #	300,000	309,750
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	330,000	360,525
CSC Holdings 144A 5.50% 4/15/27 #	3,366,000	3,416,490
Gray Television 144A 5.875% 7/15/26 #	3,065,000	3,164,613
Lamar Media 5.75% 2/1/26	2,319,000	2,455,241
Midcontinent Communications 144A 6.875% 8/15/23 #	1,770,000	1,885,050
Nexstar Broadcasting 144A 5.625% 8/1/24 #	3,190,000	3,303,628
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #*	4,850,000	4,910,625
SFR Group 144A 6.25% 5/15/24 #	4,110,000	3,940,463
Sinclair Television Group 144A 5.125% 2/15/27 #*	2,985,000	2,977,537
Tribune Media 5.875% 7/15/22	1,080,000	1,116,450
Unitymedia 144A 6.125% 1/15/25 #	2,060,000	2,178,450
UPCB Finance IV 144A 5.375% 1/15/25 #	2,849,000	2,913,103

34     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	4,530,000	$4,626,263
VTR Finance 144A 6.875% 1/15/24 #	5,815,000	6,134,825
		51,893,407
Real Estate – 1.33%
Alexandria Real Estate Equities 3.45% 4/30/25	1,955,000	1,920,668
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,464,356
5.25% 2/15/24	5,315,000	5,652,969
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,583,930
ESH Hospitality 144A 5.25% 5/1/25 #	4,135,000	4,176,350
Goodman US Finance Three 144A 3.70% 3/15/28 #	1,640,000	1,598,383
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	5,137,384
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,208,666
3.875% 4/1/24	705,000	707,750
4.50% 2/1/26	1,525,000	1,571,007
Hudson Pacific Properties 3.95% 11/1/27	2,425,000	2,366,756
Kilroy Realty 3.45% 12/15/24	3,485,000	3,432,142
Life Storage
3.50% 7/1/26	3,750,000	3,579,445
3.875% 12/15/27	470,000	461,647
MGM Growth Properties Operating Partnership 4.50%
9/1/26	1,315,000	1,305,137
Regency Centers 3.60% 2/1/27	4,115,000	4,026,522
Trust F/1401 144A 5.25% 1/30/26 #*	920,000	971,244
WP Carey 4.60% 4/1/24	4,645,000	4,790,737
		57,955,093
Services – 0.71%
Advanced Disposal Services 144A 5.625% 11/15/24 #	380,000	393,300
Aramark Services 4.75% 6/1/26	4,445,000	4,483,894
Ashtead Capital 144A 4.375% 8/15/27 #	2,165,000	2,154,175
Atento Luxco 1 144A 6.125% 8/10/22 #	3,430,000	3,569,464
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,115,000	1,147,335
Covanta Holding 5.875% 7/1/25	1,105,000	1,127,100
GEO Group
5.125% 4/1/23	860,000	870,750
5.875% 1/15/22	500,000	515,625
Herc Rentals 144A 7.75% 6/1/24 #*	1,412,000	1,554,965
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	2,975,000	2,989,875
KAR Auction Services 144A 5.125% 6/1/25 #	955,000	970,519
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,320,000	3,681,050

NQ-189 [1/18] 3/18 (446916)     35

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America 5.50% 5/15/27	7,165,000	$7,541,163
		30,999,215
Technology – 1.40%
Apple 2.75% 1/13/25	7,235,000	7,049,066
Broadcom 144A 3.50% 1/15/28 #	4,865,000	4,569,623
CDK Global
144A 4.875% 6/1/27 #	1,450,000	1,455,945
5.00% 10/15/24	4,350,000	4,491,375
CDW Finance 5.00% 9/1/25	1,880,000	1,919,950
CommScope Technologies 144A 5.00% 3/15/27 #	3,110,000	3,106,113
Corning 4.375% 11/15/57	2,660,000	2,661,094
Dell International
144A 6.02% 6/15/26 #	7,235,000	7,933,007
144A 8.10% 7/15/36 #	140,000	177,794
First Data
144A 5.75% 1/15/24 #	2,575,000	2,670,764
144A 7.00% 12/1/23 #	1,287,000	1,358,596
Genesys Telecommunications Laboratories 144A 10.00%
11/30/24 #	90,000	99,675
Infor US 6.50% 5/15/22	320,000	331,600
NXP 144A 4.625% 6/1/23 #	3,230,000	3,376,319
Oracle
3.80% 11/15/37	7,570,000	7,778,969
4.00% 11/15/47	6,215,000	6,411,091
Solera 144A 10.50% 3/1/24 #	230,000	259,037
Symantec 144A 5.00% 4/15/25 #	2,485,000	2,540,487
Tencent Holdings 144A 3.925% 1/19/38 #	3,270,000	3,245,345
		61,435,850
Transportation – 1.30%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	6,770,000	6,550,110
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	3,000,462	3,008,863
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	2,060,446	2,065,597
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,254,121	1,267,753
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	2,663,733	2,683,178
FedEx 4.05% 2/15/48	4,915,000	4,910,093
Penske Truck Leasing
144A 2.70% 3/14/23 #	3,110,000	3,029,531

36     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.40% 11/15/26 #	465,000	$451,349
144A 4.20% 4/1/27 #	11,425,000	11,723,070
Transnet SOC 144A 4.00% 7/26/22 #	3,370,000	3,353,939
United Airlines 2014-1 Class A Pass Through Trust 4.00%
4/11/26 ⧫	1,970,091	2,027,519
United Airlines 2014-2 Class A Pass Through Trust 3.75%
9/3/26 ⧫	1,841,419	1,879,555
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ⧫	3,378,441	3,317,460
United Continental Holdings 4.25% 10/1/22	1,850,000	1,861,563
United Parcel Service
3.05% 11/15/27	3,660,000	3,600,375
3.75% 11/15/47	3,260,000	3,297,602
XPO Logistics 144A 6.125% 9/1/23 #	1,839,000	1,947,041
		56,974,598
Utilities – 0.31%
Aegea Finance 144A 5.75% 10/10/24 #	3,570,000	3,641,400
AES 5.50% 4/15/25	1,936,000	2,023,120
AES Andres 144A 7.95% 5/11/26 #	4,100,000	4,453,625
Calpine 144A 5.25% 6/1/26 #	2,555,000	2,516,675
Dynegy 144A 8.00% 1/15/25 #	685,000	748,363
		13,383,183
Total Corporate Bonds (cost $2,087,065,757)		2,109,429,293

Loan Agreements – 6.28%
Acrisure Tranche B 1st Lien 5.25% (LIBOR03M + 4.25%)
11/22/23 ●	3,550,000	3,616,563
Air Medical Group Holdings Tranche B 1st Lien 4.25%
(LIBOR03M + 3.25%) 4/28/22 ●	5,248,738	5,295,321
Air Medical Group Holdings Tranche B1 1st Lien 5.00%
(LIBOR03M + 4.00%) 4/28/22 ●	843,397	852,434
Albertson’s Tranche B 1st Lien 3.50% (LIBOR03M +
2.75%) 8/25/21 ●	2,326,455	2,316,600
Alpha 3 Tranche B1 1st Lien 4.00% (LIBOR03M + 3.00%)
1/31/24 ●	1,004,950	1,014,623
American Airlines Tranche B 1st Lien 3.559% (LIBOR03M
+ 2.00%) 12/14/23 ●	1,930,500	1,938,705
American Tire Distributors 1st Lien 5.25% (LIBOR03M +
4.25%) 9/1/21 ●	2,323,878	2,354,088
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 ●	3,735,000	3,877,397

NQ-189 [1/18] 3/18 (446916)     37

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Aramark Services Tranche B 1st Lien 3.573% (LIBOR03M
+ 2.00%) 3/11/25 ●	1,870,000	$1,887,531
AssuredPartners Tranche B 1st Lien 5.073% (LIBOR03M +
3.50%) 10/22/24 ●	2,142,313	2,165,075
ATI Holdings Acquisition Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 5/10/23 ●	3,608,013	3,648,603
Avaya Tranche B 1st Lien 5.75% (LIBOR03M + 4.75%)
11/9/24 ●	1,075,000	1,081,584
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/13/21 ●	3,858,620	3,861,032
Builders FirstSource 1st Lien 4.00% (LIBOR03M + 3.00%)
2/29/24 ●	5,435,912	5,471,925
BWAY Tranche B 1st Lien 4.958% (LIBOR03M + 3.25%)
4/3/24 ●	3,427,775	3,459,197
CH Hold 2nd Lien 8.25% (LIBOR03M + 7.25%) 2/1/25 ●	1,977,418	2,012,023
Change Healthcare Holdings Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%) 3/1/24 ●	4,883,900	4,917,096
Chesapeake Energy 1st Lien 8.50% (LIBOR03M + 7.50%)
8/23/21 ●	3,815,000	4,091,587
CIRCOR International Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 12/11/24 ●	1,490,000	1,505,365
CityCenter Holdings Tranche B 1st Lien 3.25% (LIBOR03M
+ 2.50%) 4/18/24 ●	2,616,850	2,640,156
Constellis Holdings 1st Lien 6.00% (LIBOR03M + 5.00%)
4/21/24 ●	2,098,455	2,125,122
Constellis Holdings 2nd Lien 10.00% (LIBOR03M + 9.00%)
4/21/25 ●	1,208,000	1,217,437
CSC Holdings Tranche B 1st Lien
3.809% (LIBOR03M + 2.25%) 7/17/25 ●	1,851,013	1,858,822
4.139% (LIBOR03M + 2.50%) 1/12/26 ●	1,390,000	1,400,714
Cyxera DC Holdings 2nd Lien 8.25% (LIBOR03M + 7.25%)
5/1/25 ●	1,230,000	1,245,375
DaVita Tranche B 1st Lien 3.50% (LIBOR03M + 2.75%)
6/24/21 ●	624,029	632,766
Deerfield Holdings Tranche B 1st Lien 4.25% (LIBOR03M
+ 3.25%) 12/6/24 ●	2,145,000	2,171,143
Digicel International Finance Tranche B 1st Lien 5.02%
(LIBOR03M + 3.25%) 5/10/24 ●	2,865,000	2,901,887
Dynegy Tranche C 1st Lien 3.75% (LIBOR03M + 2.75%)
2/7/24 ●	2,994,987	3,029,304
Energy Future Intermediate Holding 1st Lien 4.00%
(LIBOR03M + 3.00%) 6/28/18 ●	3,730,000	3,749,116
Energy Transfer Equity Tranche B 1st Lien 3.561%
(LIBOR03M + 2.00%) 2/2/24 ●	1,325,000	1,330,279

38     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Loan Agreements (continued)
ESH Hospitality Tranche B 1st Lien 3.823% (LIBOR03M +
2.25%) 8/30/23 ●	1,224,554	$1,235,748
ExamWorks Group Tranche B1 1st Lien 4.25% (LIBOR03M
+ 3.25%) 7/27/23 ●	5,001,814	5,058,085
First Data 1st Lien
3.81% (LIBOR03M + 2.25%) 4/26/24 ●	1,870,438	1,885,870
3.81% (LIBOR03M + 2.25%) 7/10/22 ●	1,196,460	1,205,184
First Eagle Holdings Tranche B 1st Lien 3.75% (LIBOR03M
+ 3.00%) 12/1/22 ●	1,405,133	1,425,771
Flex Acquisition 1st Lien 4.00% (LIBOR03M + 3.00%)
12/29/23 ●	2,138,838	2,155,993
Flying Fortress Holdings Tranche B 1st Lien 3.693%
(LIBOR03M + 2.00%) 11/2/22 ●	1,150,209	1,160,513
Frontier Communications Tranche B 1st Lien 4.50%
(LIBOR03M + 3.75%) 6/15/24 ●	1,670,503	1,642,313
Gardner Denver Tranche B 1st Lien 4.443% (LIBOR03M +
2.75%) 7/30/24 ●	3,389,386	3,411,041
Gates Global Tranche B2 1st Lien 4.00% (LIBOR03M +
3.00%) 3/31/24 ●	2,917,187	2,944,795
Genoa a QoL Healthcare 1st Lien 4.25% (LIBOR03M +
3.25%) 10/28/23 ●	3,955,088	3,984,751
Greeneden US Holdings II Tranche B 1st Lien 5.443%
(LIBOR03M + 3.75%) 12/1/23 ●	3,727,444	3,759,284
Greenhill Tranche B 1st Lien 4.75% (LIBOR03M + 3.75%)
10/12/22 ●	2,645,000	2,661,531
Hoya Midco Tranche B 1st Lien 5.00% (LIBOR03M +
4.00%) 6/30/24 ●	2,378,050	2,381,764
HUB International Tranche B 1st Lien 4.25% (LIBOR03M +
3.25%) 10/2/20 ●	2,177,404	2,195,096
HVSC Merger Sub 1st Lien 5.00% (LIBOR03M + 4.00%)
10/20/24 ●	2,410,000	2,438,117
HVSC Merger Sub 2nd Lien 9.25% (LIBOR03M + 8.25%)
10/26/25 ●	2,290,000	2,301,450
Hyperion Insurance Group Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 12/20/24 ●	4,690,000	4,728,106
INEOS US Finance Tranche B 1st Lien 3.757% (LIBOR03M
+ 2.00%) 3/31/24 ●	3,340,000	3,361,396
JBS USA Tranche B 1st Lien 3.25% (LIBOR03M + 2.50%)
10/30/22 ●	4,414,222	4,394,221
JC Penney Tranche B 1st Lien 5.25% (LIBOR03M +
4.25%) 6/23/23 ●	1,142,269	1,108,715
Kingpin Intermediate Holdings Tranche B 1st Lien 5.25%
(LIBOR03M + 4.25%) 6/29/24 ●	1,248,725	1,267,456
Kloeckner Pentaplast of America Tranche B 1st Lien
5.25% (LIBOR03M + 4.25%) 6/30/22 ●	2,470,713	2,483,066

NQ-189 [1/18] 3/18 (446916)     39

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Kraton Polymers Tranche B 1st Lien 4.00% (LIBOR03M +
3.00%) 1/6/22 ●	2,058,783	$2,084,660
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 ●	2,730,000	2,848,586
Kronos Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%)
11/1/23 ●	1,960,237	1,979,934
Mohegan Gaming & Entertainment Tranche B 1st Lien
5.00% (LIBOR03M + 4.00%) 10/13/23 ●	3,017,490	3,048,606
MPH Acquisition Holdings Tranche B 1st Lien 4.00%
(LIBOR03M + 3.00%) 6/7/23 ●	3,706,499	3,735,291
NFP Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%)
1/8/24 ●	1,245,000	1,257,450
ON Semiconductor Tranche B 1st Lien 3.573%
(LIBOR03M + 2.00%) 3/31/23 ●	1,026,060	1,034,326
Panda Hummel Tranche B1 1st Lien 7.00% (LIBOR03M +
6.00%) 10/27/22 ●	2,105,000	2,068,163
Panda Stonewall Tranche B 1st Lien 6.50% (LIBOR03M +
5.50%) 11/13/21 ●	2,257,343	2,268,629
Penn National Gaming Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%) 1/19/24 ●	1,823,738	1,834,908
PharMerica Tranche B 1st Lien 4.50% (LIBOR03M +
3.50%) 12/6/24 ●	2,550,000	2,578,157
PharMerica Tranche B 2nd Lien 8.75% (LIBOR03M +
7.75%) 12/7/25 ●	2,380,000	2,406,775
PQ Tranche B 1st Lien 5.022% (LIBOR03M + 3.25%)
11/4/22 ●	5,399,688	5,436,249
Radiate Holdco 1st Lien 3.75% (LIBOR03M + 3.00%)
2/1/24 ●	4,148,650	4,165,937
Republic of Angola 8.032% (LIBOR06M + 6.25%)
12/16/23 =●	6,641,571	6,243,077
Ring Container Technologies Group 1st Lien 4.323%
(LIBOR03M + 2.75%) 10/31/24 ●	2,155,000	2,169,816
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.25% (LIBOR03M + 4.25%) 6/1/23 ●	6,986,992	7,069,962
Sable International Finance Tranche B3 1st Lien 5.073%
(LIBOR03M + 3.50%) 1/31/25 ●	950,000	956,605
Scientific Games International Tranche B4 1st Lien 4.825%
(LIBOR03M + 3.25%) 8/14/24 ●	6,154,575	6,201,836
SFR Group Tranche B 1st Lien 4.522% (LIBOR03M +
2.75%) 7/18/25 ●	4,292,563	4,145,898
SFR Group Tranche B12 1st Lien 4.72% (LIBOR03M +
3.00%) 1/31/26 ●	1,867,972	1,804,149
Sinclair Television Group Tranche B 1st Lien 4.278%
(LIBOR03M + 2.50%) 12/12/24 ●	2,130,000	2,151,726
Sinclair Television Group Tranche B2 1st Lien 3.83%
(LIBOR03M + 2.25%) 1/3/24 ●	2,166,258	2,180,068

40     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Loan Agreements (continued)
SMG US Midco 2 1st Lien 4.89% (LIBOR03M + 3.25%)
1/23/25 ●	1,055,000	$1,068,187
SMG US Midco 2 2nd Lien 8.644% (LIBOR03M + 7.00%)
1/23/26 ●	1,055,000	1,082,254
Sprint Communications Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%) 2/2/24 ●	2,656,500	2,666,048
StandardAero Aviation Holdings 1st Lien 4.75%
(LIBOR03M + 3.75%) 7/7/22 ●	2,441,375	2,465,789
Staples 1st Lien 5.00% (LIBOR03M + 4.00%) 9/12/24 ●	1,289,000	1,285,273
Stars Group Holdings 2nd Lien 8.00% (LIBOR03M +
7.00%) 8/1/22 ●	1,309,048	1,321,048
Stars Group Holdings Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 8/1/21 ●	5,527,566	5,579,387
Summit Materials Tranche B 1st Lien 3.823% (LIBOR03M
+ 2.25%) 11/10/24 ●	2,565,000	2,588,244
Summit Midstream Partners Holdings Tranche B 1st Lien
7.00% (LIBOR03M + 6.00%) 5/21/22 ●	4,079,400	4,155,889
Surgery Center Holdings 1st Lien 4.25% (LIBOR03M +
3.25%) 8/31/24 ●	528,675	524,875
Team Health Holdings Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%) 2/6/24 ●	2,203,575	2,144,354
Telenet Financing USD 1st Lien 4.059% (LIBOR03M +
2.50%) 3/1/26 ●	1,795,000	1,809,023
TransDigm Tranche F 1st Lien 4.443% (LIBOR03M +
2.75%) 6/9/23 ●	3,012,941	3,042,444
Tribune Media Tranche B 1st Lien 3.75% (LIBOR03M +
3.00%) 12/27/20 ●	159,116	159,713
Tribune Media Tranche C 1st Lien 3.75% (LIBOR03M +
3.00%) 1/27/24 ●	1,983,178	1,988,136
Uniti Group 1st Lien 4.00% (LIBOR03M + 3.00%)
10/24/22 ●	926,109	892,336
Unitymedia Finance Tranche D 1st Lien 3.809%
(LIBOR03M + 2.25%) 1/15/26 ●	1,025,000	1,029,805
Univision Communications Tranche C 1st Lien 3.75%
(LIBOR03M + 2.75%) 3/15/24 ●	475,339	476,341
UPC Financing Partnership Tranche AR 1st Lien 4.059%
(LIBOR03M + 2.50%) 1/15/26 ●	1,000,000	1,006,458
USI Tranche B 1st Lien 4.693% (LIBOR03M + 3.00%)
5/16/24 ●	5,551,088	5,584,627
USIC Holdings Tranche SR 1st Lien 4.50% (LIBOR03M +
3.50%) 12/9/23 ●	3,712,500	3,744,984
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR03M +
7.75%) 8/25/25 ●	555,000	563,325
Utz Quality Foods 1st Lien 5.061% (LIBOR03M + 3.50%)
11/21/24 ●	1,610,000	1,628,447

NQ-189 [1/18] 3/18 (446916)     41

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Valeant Pharmaceuticals International Tranche B 1st Lien
4.25% (LIBOR03M + 3.50%) 4/1/22 ●	1,992,559	$2,024,564
VC GB Holdings 2nd Lien 9.00% (LIBOR03M + 8.00%)
2/28/25 ●	1,297,333	1,311,928
Virgin Media Bristol Tranche K 1st Lien 4.059%
(LIBOR03M + 2.50%) 1/15/26 ●	1,520,000	1,530,315
Western Digital Tranche B 1st Lien 3.561% (LIBOR03M +
2.00%) 4/29/23 ●	1,152,634	1,162,360
WideOpenWest Finance Tranche B 1st Lien 4.25%
(LIBOR03M + 3.25%) 8/19/23 ●	4,587,537	4,597,134
Windstream Services Tranche B6 1st Lien 4.75%
(LIBOR03M + 4.00%) 3/30/21 ●	810,368	765,798
Wink Holdco 2nd Lien 7.75% (LIBOR03M + 6.75%)
12/1/25 ●	4,110,000	4,161,375
Zayo Group Tranche B2 1st Lien 3.25% (LIBOR03M +
2.25%) 1/19/24 ●	718,537	724,016
Zekelman Industries 1st Lien 3.75% (LIBOR03M + 2.75%)
6/14/21 ●	2,516,803	2,538,510
Total Loan Agreements (cost $270,221,887)		274,152,931

Municipal Bonds – 0.58%
Bay Area, California Toll Authority
(Build America Bonds) 6.907% 10/1/50	5,005,000	7,808,000
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	1,535,000	1,491,206
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	565,000	674,237
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	1,640,000	2,410,866
Series F 7.414% 1/1/40	1,295,000	1,968,374
Oregon State Taxable Pension
(Build America Bonds) 5.892% 6/1/27	305,000	361,690
South Carolina Public Service Authority
Series D 4.77% 12/1/45	1,580,000	1,663,329
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	3,420,447
Texas Water Development Board
Series A 5.00% 10/15/45	1,345,000	1,532,695
(State Water Implementation Revenue) 5.00% 10/15/46	3,520,000	4,043,917
Total Municipal Bonds (cost $25,488,194)		25,374,761

42     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 1.56%
American Express Credit Account Master Trust
Series 2017-2 A 2.009% (LIBOR01M + 0.45%)
9/16/24 ●	205,000	$206,860
Series 2017-5 A 1.939% (LIBOR01M + 0.38%)
2/18/25 ●	1,990,000	2,003,377
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	6,297,000	6,299,009
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.889% (LIBOR01M + 0.33%)
3/15/23 ●	980,000	983,621
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.181% (LIBOR01M + 0.62%)
4/22/26 ●	1,465,000	1,486,635
Series 2017-A7 A7 1.925% (LIBOR01M + 0.37%)
8/8/24 ●	3,530,000	3,548,997
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	363,174	358,044
CNH Equipment Trust
Series 2016-B A2B 1.959% (LIBOR01M + 0.40%)
10/15/19 ●	213,002	213,069
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	3,011	2,843
Discover Card Execution Note Trust
Series 2015-A1 A1 1.909% (LIBOR01M + 0.35%)
8/17/20 ●	135,000	135,020
Series 2017-A5 A5 2.159% (LIBOR01M + 0.60%)
12/15/26 ●	6,080,000	6,157,451
Series 2017-A7 A7 1.919% (LIBOR01M + 0.36%)
4/15/25 ●	2,730,000	2,740,063
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	3,555,000	3,555,643
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A2 1.979% (LIBOR01M + 0.42%)
5/15/22 ●	1,350,000	1,356,709
Golden Credit Card Trust
Series 2014-2A A 144A 2.009% (LIBOR01M + 0.45%)
3/15/21 #●	2,815,000	2,825,108
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,592,200	7,324,879
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A 1.49% 2/18/20 #	4,425,000	4,408,705
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 2.139% (LIBOR01M + 0.58%)
5/15/20 #●	4,000,000	4,005,367

NQ-189 [1/18] 3/18 (446916)     43

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.911% (LIBOR01M + 1.35%)
9/27/21 #●	2,490,000	$2,506,541
New Residential Mortgage Trust
Series 2018-1A A1A 144A 4.00% 12/25/57 #●	1,330,000	1,358,775
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	4,500,000	4,486,120
PFS Financing
Series 2017-C A 144A 2.029% (LIBOR01M + 0.47%)
10/15/21 #●	100,000	99,854
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 1.811% (LIBOR01M + 0.25%)
7/25/36 ⧫●	3,830,239	3,794,732
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.409% (LIBOR01M + 0.85%)
12/15/20 #●	3,200,000	3,223,242
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	3,190,000	3,160,946
Wendys Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	2,080,000	2,079,351
Total Non-Agency Asset-Backed Securities
(cost $68,280,966)		68,320,961

Non-Agency Collateralized Mortgage Obligations – 2.24%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.82% 1/25/45 #●	2,407,840	2,394,156
Series 2015-1 B2 144A 3.82% 1/25/45 #●	1,361,481	1,348,310
Banc of America Mortgage Trust
Series 2004-K 2A1 3.603% 12/25/34 ●	688,604	681,909
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	76,161	73,701
Series 2005-6 7A1 5.50% 7/25/20	211,994	201,897
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 3.508% 7/20/34 ⧫●	62,847	58,179
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.44% 11/25/36 ϕ	5,800,000	6,022,729
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,606,460	1,604,323
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ⧫	614,914	627,748
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-DNA1 M2 3.361% (LIBOR01M + 1.80%)
7/25/30 ●	4,400,000	4,391,844
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	2,465,000	2,487,800

44     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust
Series 2004-9 4A1 3.467% 8/25/34 ●	344,073	$337,513
JPMorgan Mortgage Trust
Series 2005-A8 1A1 3.479% 11/25/35 ●	212,967	204,776
Series 2006-S1 1A1 6.00% 4/25/36	2,298,033	2,398,772
Series 2007-A1 7A4 3.682% 7/25/35 ●	42,942	38,627
Series 2014-2 B1 144A 3.424% 6/25/29 #●	1,797,760	1,790,415
Series 2014-2 B2 144A 3.424% 6/25/29 #●	669,810	662,663
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,471,051
Series 2015-1 B1 144A 2.618% 12/25/44 #●	3,324,237	3,308,702
Series 2015-1 B2 144A 2.618% 12/25/44 #●	2,787,282	2,764,156
Series 2015-4 B1 144A 3.625% 6/25/45 #●	2,540,638	2,501,440
Series 2015-4 B2 144A 3.625% 6/25/45 #●	1,823,903	1,758,741
Series 2015-5 B2 144A 2.867% 5/25/45 #●	2,610,481	2,564,679
Series 2015-6 B1 144A 3.614% 10/25/45 #●	1,771,020	1,732,441
Series 2015-6 B2 144A 3.614% 10/25/45 #●	1,714,648	1,634,605
Series 2016-4 B1 144A 3.901% 10/25/46 #●	1,130,452	1,132,709
Series 2016-4 B2 144A 3.901% 10/25/46 #●	1,935,935	1,926,650
Series 2017-1 B2 144A 3.556% 1/25/47 #●	3,353,455	3,260,068
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,547,943	1,543,287
Series 2017-6 B1 144A 3.859% 12/25/48 #●	2,028,807	1,956,046
MASTR ARM Trust
Series 2004-10 2A2 3.478% 10/25/34 ●	37,259	34,878
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #●	981,789	994,702
Series 2017-1A A1 144A 4.00% 2/25/57 #●	2,065,298	2,109,355
Series 2017-2A A4 144A 4.00% 3/25/57 #●	2,710,438	2,755,383
Series 2017-6A A1 144A 4.00% 8/27/57 #●	1,212,904	1,236,139
Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43 ●	1,473,302	1,436,146
Series 2013-12 B3 144A 4.205% 12/25/43 #●	4,016,682	3,995,733
Series 2014-2 A4 144A 3.50% 7/25/44 #●	1,708,432	1,704,320
Series 2015-1 B2 144A 3.876% 1/25/45 #●	1,979,764	1,941,287
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,671,695	1,670,800
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	1,645,666	1,679,704
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	336,877	339,076
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 3.331% 9/25/37 ●	1,272,532	1,280,927
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	2,531,185	2,519,579
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	2,735,506	2,716,594

NQ-189 [1/18] 3/18 (446916)     45

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	1,733,559	$1,725,619
Series 2016-2 A1 144A 3.00% 8/25/55 #●	1,639,920	1,633,509
Series 2016-3 A1 144A 2.25% 4/25/56 #●	2,202,998	2,174,991
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,642,339	1,631,546
Series 2017-2 A1 144A 2.75% 4/25/57 #●	882,124	876,363
Series 2017-4 M1 144A 3.25% 6/25/57 #●	2,705,000	2,598,675
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	154,197	41,681
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	2,094,094	2,160,107
Series 2006-2 3A1 5.75% 3/25/36	919,906	908,203
Series 2006-3 A11 5.50% 3/25/36	1,111,208	1,136,308
Series 2006-20 A1 5.50% 12/25/21	226,581	228,617
Series 2006-AR5 2A1 3.341% 4/25/36 ●	999,442	945,040
Series 2007-AR10 2A1 3.745% 1/25/38 ●	1,591,985	1,538,435
Total Non-Agency Collateralized Mortgage Obligations (cost $96,756,551)		97,893,654

Non-Agency Commercial Mortgage-Backed Securities – 6.61%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 AS 3.748% 2/15/50	2,800,000	2,806,665
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	29,609
Series 2017-BNK3 C 4.352% 2/15/50 ●	1,520,000	1,524,654
BANK
Series 2017-BNK4 XA 1.455% 5/15/50 ●	19,089,462	1,803,683
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,527,066
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	2,749,932
Series 2017-BNK7 A5 3.435% 9/15/60	3,180,000	3,196,312
Series 2017-BNK8 A4 3.488% 11/15/50	2,260,000	2,281,034
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51	2,950,000	3,023,139
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	3,680,000	3,744,731
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50 ●	2,000,000	2,017,884
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	4,440,000	4,422,560
Series 2016-CD2 A4 3.526% 11/10/49 ●	3,000,000	3,042,567
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,947,036
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.754% 12/15/47 #●	1,745,000	1,878,186
Series 2016-C7 A3 3.839% 12/10/54	4,835,000	4,999,686

46     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	$3,640,907
Series 2015-GC27 A5 3.137% 2/10/48	6,512,146	6,471,364
Series 2016-C3 B 3.669% 11/15/49 ●	1,500,000	1,478,990
Series 2016-P3 A4 3.329% 4/15/49	6,330,000	6,335,838
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,728,112
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,220,000	4,180,727
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,599,809
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	2,995,724
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	10,487,622
Series 2015-3BP A 144A 3.178% 2/10/35 #	10,890,000	10,830,804
Series 2015-CR23 A4 3.497% 5/10/48	5,510,000	5,600,538
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ⧫	3,290,000	3,393,109
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	8,835,000	8,808,321
Series 2016-C3 A5 2.89% 9/10/49	4,500,000	4,351,538
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.698% 11/10/46 #●	5,960,000	6,353,980
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	17,820,000	18,089,944
Series 2014-GRCE B 144A 3.52% 6/10/28 #	3,000,000	3,015,153
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	4,939,047
Series 2014-GC24 A5 3.931% 9/10/47	20,000	20,892
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,197,257
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,003,762
Series 2017-GS5 XA 0.825% 3/10/50 ●	57,723,715	3,575,095
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,394,664
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	2,980,000	3,085,765
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	7,791,256
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	9,280,000	9,159,543
Series 2017-C7 A5 3.409% 10/15/50	6,140,000	6,153,806
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.526% 8/12/37 ●	1,775,000	1,804,699
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,342,847
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	3,912,334
Series 2016-JP2 A4 2.822% 8/15/49	3,800,000	3,655,249
Series 2016-JP3 B 3.397% 8/15/49 ●	1,545,000	1,498,633
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,229,156

NQ-189 [1/18] 3/18 (446916)     47

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-WIKI B 144A 3.201% 10/5/31 #		3,260,000	$3,237,914
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		4,755,621	3,759,350
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47		3,256,000	3,352,114
Series 2015-C23 A4 3.719% 7/15/50		12,950,000	13,317,728
Series 2015-C26 A5 3.531% 10/15/48		3,925,000	3,991,813
Series 2016-C29 A4 3.325% 5/15/49		2,500,000	2,501,509
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		5,379,000	5,109,010
Series 2006-T21 B 144A 5.236% 10/12/52 #●		2,000,000	1,998,282
Series 2016-BNK2 B 3.485% 11/15/49		1,500,000	1,443,120
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45		3,827,281	3,895,637
Series 2017-C5 A5 3.474% 11/15/50		4,000,000	4,016,415
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45		205,000	208,105
Series 2014-LC18 A5 3.405% 12/15/47		2,415,029	2,430,849
Series 2015-C30 XA 0.956% 9/15/58 ●		29,715,273	1,629,788
Series 2015-NXS3 A4 3.617% 9/15/57		2,270,000	2,314,053
Series 2016-BNK1 A3 2.652% 8/15/49		5,790,000	5,504,223
Series 2016-BNK1 B 2.967% 8/15/49		380,000	355,596
Series 2017-C38 A5 3.453% 7/15/50		4,140,000	4,154,935
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45		8,414,577	8,361,082
Total Non-Agency Commercial Mortgage-Backed Securities (cost $297,984,098)			288,702,752

Regional Bonds – 0.66%Δ
Argentina – 0.19%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		3,035,000	3,239,863
Provincia de Cordoba
144A 7.125% 6/10/21 #		754,000	802,633
144A 7.125% 8/1/27 #		3,165,000	3,279,731
144A 7.45% 9/1/24 #		1,055,000	1,126,867
			8,449,094
Australia – 0.15%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	2,047,203
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,197,008
144A 3.25% 7/21/28 #	AUD	2,933,000	2,358,857
			6,603,068

48     NQ-189 [1/18] 3/18 (446916)

		Principal amount°	Value (US $)
Regional BondsΔ (continued)
Canada – 0.32%
Province of Ontario Canada
2.60% 6/2/27	CAD	1,092,000	$868,957
3.45% 6/2/45	CAD	2,594,000	2,253,891
Province of Quebec Canada
2.75% 4/12/27	CAD	8,840,000	8,609,511
6.00% 10/1/29	CAD	1,985,000	2,098,823
			13,831,182
Total Regional Bonds (cost $28,758,603)			28,883,344

Sovereign Bonds – 7.36%Δ
Argentina – 1.08%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	98,941,000	5,316,158
21.20% 9/19/18	ARS	93,630,000	5,144,047
22.75% 3/5/18	ARS	207,486,000	11,549,895
Argentine Republic Government International Bond
5.625% 1/26/22		4,380,000	4,502,640
6.875% 1/11/48		5,290,000	5,133,284
7.82% 12/31/33	EUR	10,736,361	15,353,915
			46,999,939
Azerbaijan – 0.06%
Republic of Azerbaijan International Bond 144A
3.50% 9/1/32 #		2,985,000	2,646,564
			2,646,564
Bahrain – 0.06%
Bahrain Government International Bond 144A
7.50% 9/20/47 #		2,765,000	2,692,281
			2,692,281
Bermuda – 0.07%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		3,200,000	3,216,000
			3,216,000
Brazil – 0.67%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/23	BRL	16,576,000	5,362,835
10.00% 1/1/25	BRL	66,410,000	21,355,473
10.00% 1/1/27	BRL	7,579,000	2,422,685
			29,140,993
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,056,978
			1,056,978

NQ-189 [1/18] 3/18 (446916)     49

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Colombia – 0.79%
Colombian TES 7.00% 6/30/32	COP	96,133,000,000	$34,572,543
			34,572,543
Costa Rica – 0.05%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #		2,070,000	2,013,075
			2,013,075
Croatia – 0.07%
Croatia Government International Bond 144A
5.50% 4/4/23 #		2,755,000	3,007,240
			3,007,240
Dominican Republic – 0.06%
Dominican Republic International Bond 144A
6.85% 1/27/45 #		2,300,000	2,570,250
			2,570,250
Ecuador – 0.23%
Ecuador Government International Bond
144A 7.875% 1/23/28 #		1,380,000	1,402,770
144A 8.875% 10/23/27 #		7,900,000	8,630,750
			10,033,520
Egypt – 0.11%
Egypt Government International Bond
144A 6.125% 1/31/22 #		1,500,000	1,591,019
144A 8.50% 1/31/47 #		2,870,000	3,296,697
			4,887,716
Hungary – 0.06%
Hungary Government Bond 1.00% 9/23/20	HUF	647,530,000	2,628,776
			2,628,776
Indonesia – 0.03%
Indonesia Government International Bond 144A
5.125% 1/15/45 #		1,200,000	1,306,164
			1,306,164
Ivory Coast – 0.12%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		5,150,000	5,291,759
			5,291,759
Jordan – 0.09%
Jordan Government International Bond 144A
5.75% 1/31/27 #		3,980,000	4,016,871
			4,016,871
Malaysia – 0.48%
Malaysia Government Bond 3.844% 4/15/33	MYR	87,431,000	21,051,631
			21,051,631

50     NQ-189 [1/18] 3/18 (446916)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico – 0.86%
Mexican Bonos
5.75% 3/5/26	MXN	183,586,800	$8,786,086
6.50% 6/9/22	MXN	426,030,000	22,050,988
10.00% 12/5/24	MXN	67,412,000	4,104,827
Mexico Government International Bond
4.15% 3/28/27 *		1,615,000	1,655,779
4.35% 1/15/47		1,155,000	1,098,405
			37,696,085
Mongolia – 0.10%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		4,045,000	4,136,041
			4,136,041
Nigeria – 0.16%
Nigeria Government International Bond
144A 7.625% 11/28/47 #		1,710,000	1,832,210
144A 7.875% 2/16/32 #		4,600,000	5,204,417
			7,036,627
Oman – 0.09%
Oman Government International Bond 144A
5.625% 1/17/28 #		4,100,000	4,134,707
			4,134,707
Peru – 0.18%
Peruvian Government International Bond 144A
6.85% 2/12/42 #	PEN	21,848,000	7,774,580
			7,774,580
Poland – 0.36%
Republic of Poland Government Bond
1.75% 7/25/21	PLN	36,580,000	10,758,373
2.50% 1/25/23	PLN	7,854,000	2,320,468
3.25% 7/25/25	PLN	9,401,000	2,820,497
			15,899,338
Republic of Korea – 0.23%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,400,000	182,529
4.00% 6/7/27	AUD	1,660,000	1,328,935
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	9,138,327,954	8,631,901
			10,143,365
Russia – 0.07%
Russian Foreign Bond - Eurobond 144A 5.25% 6/23/47 #		3,000,000	3,163,818
			3,163,818

NQ-189 [1/18] 3/18 (446916)     51

Schedule of investments
Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
South Africa – 0.19%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	107,109,000	$8,313,638
			8,313,638
Sri Lanka – 0.13%
Sri Lanka Government International Bond
144A 5.75% 1/18/22 #		2,485,000	2,576,697
144A 6.20% 5/11/27 #		2,790,000	2,939,112
			5,515,809
Turkey – 0.47%
Turkey Government Bond 11.10% 5/15/19	TRY	66,808,000	17,442,711
Turkey Government International Bond 3.25% 3/23/23		3,200,000	3,031,424
			20,474,135
Ukraine – 0.18%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		2,970,000	3,020,362
144A 7.75% 9/1/26 #		4,500,000	4,817,790
			7,838,152
United Kingdom – 0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	1,169,100	2,194,821
			2,194,821
Uruguay – 0.24%
Uruguay Government International Bond 144A
9.875% 6/20/22 #	UYU	281,233,000	10,300,890
			10,300,890
Total Sovereign Bonds (cost $318,801,261)			321,754,306

Supranational Banks – 1.86%
Asian Development Bank 3.50% 5/30/24	NZD	1,775,000	1,323,312
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		4,640,000	4,811,680
European Bank for Reconstruction & Development
6.00% 5/4/20	INR	389,000,000	6,140,657
Inter-American Development Bank
5.50% 8/23/21	INR	656,000,000	10,121,803
6.25% 6/15/21	IDR171,050,000,000		13,105,393
7.875% 3/14/23	IDR157,170,000,000		13,022,389
International Bank for Reconstruction & Development
1.626% (LIBOR01M + 0.07%) 4/17/19 ●		1,269,000	1,268,783
2.50% 11/25/24		2,469,000	2,424,499
3.00% 2/2/23	NZD	5,266,000	3,873,134
3.375% 1/25/22	NZD	1,980,000	1,488,378
4.625% 10/6/21	NZD	2,649,000	2,079,162

52     NQ-189 [1/18] 3/18 (446916)

		Principal amount°	Value (US $)
Supranational Banks (continued)
International Bank for Reconstruction & Development
4.75% 1/15/21	COP	14,500,000,000	$5,072,837
International Finance
3.625% 5/20/20	NZD	1,035,000	783,437
3.75% 8/9/27	NZD	1,795,000	1,317,882
6.30% 11/25/24	INR	465,280,000	7,348,847
7.00% 7/20/27	MXN	145,950,000	7,263,604
Total Supranational Banks (cost $80,547,382)			81,445,797

US Treasury Obligation – 1.27%
US Treasury Inflation
Indexed Bond
0.125% 4/15/22		56,464,968	55,660,844
Total US Treasury Obligation (cost $55,893,482)			55,660,844

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0
Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.68%
A Schulman 6.00% exercise price $52.33 ψ		3,091	2,874,610
American Tower 5.50% exercise price $114.39, maturity
date 2/15/18		4,563	587,486
AMG Capital Trust II 5.15% exercise price $200.00,
maturity date 10/15/37		52,740	3,319,535
Bank of America 7.25% exercise price $50.00 ψ		1,984	2,503,808
Becton Dickinson and Co. 6.125% exercise price $211.80,
maturity date 5/1/20		72,639	4,555,918
Crown Castle International 6.875% exercise price $115.20,
maturity date 8/1/20		179	200,272
DTE Energy 6.50% exercise price $116.31, maturity date
10/1/19 *		45,354	2,391,970
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, maturity date 3/31/28		48,135	2,342,875
Kinder Morgan 9.75% exercise price $32.38, maturity date
10/26/18 *		98,700	3,633,147
NextEra Energy
6.123% exercise price $159.55, maturity date 9/1/19		27,900	1,578,024
6.371% exercise price $114.03, maturity date 9/1/18		15,286	1,084,695

NQ-189 [1/18] 3/18 (446916)     53

Schedule of investments
Delaware Diversified Income Fund

	Number of
	shares	Value (US $)
Convertible Preferred Stock (continued)
Wells Fargo & Co. 7.50% exercise price $156.71 ψ	1,605	$2,054,400
Welltower 6.50% exercise price $57.42 ψ	44,875	2,596,916
Total Convertible Preferred Stock (cost $29,030,728)		29,723,656

Preferred Stock – 0.71%
Bank of America 6.50% µψ	5,975,000	6,692,000
General Electric 5.00% µψ	13,537,000	13,689,291
Integrys Holdings 6.00% 8/1/73 µ	205,350	5,534,183
Morgan Stanley 5.55% *µψ	1,050,000	1,086,750
USB Realty 144A 2.867% (LIBOR03M + 1.147%) #ψ●	4,485,000	4,053,319
Total Preferred Stock (cost $29,843,536)		31,055,543

	Number of
	contracts
Options Purchased – 0.04%
Currency Call Options – 0.00%
USD vs INR strike price INR 64.50, expiration date 4/9/18,
notional amount INR 2,367,073 (CITI)	4,600,000	32,949
USD vs MXN strike price MXN 20, expiration date 4/9/18,
notional amount MXN 767,105 (UBS)	4,600,000	23,997
USD vs MXN strike price MXN 19.50, expiration date
2/12/18, notional amount MXN 444,302 (CSFB)	5,237,000	2,869
USD vs ZAR strike price ZAR 13, expiration date 4/9/18,
notional amount ZAR 692,700 (UBS)	4,600,000	26,719
		86,534
Currency Put Option – 0.00%
USD vs TRY strike price TRY 3.90, expiration date 4/10/18,
notional amount TRY 1,681,162 (BNP)	4,600,000	68,979
		68,979
Futures Call Option – 0.01%
US Treasury 10 yr notes strike price $123, expiration date
2/23/18, notional amount $224,229,000	1,823	142,422
		142,422
Futures Put Option – 0.03%
US Treasury 10 yr notes strike price $122, expiration date
2/23/18, notional amount $222,406,000	1,823	1,338,766
		1,338,766
Total Options Purchased (cost $1,706,278)		1,636,701

54     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Short-Term Investments – 1.71%
Discount Notes – 0.24%≠
Federal Home Loan Bank
1.28% 2/5/18	5,708,185	$5,707,369
1.30% 2/8/18	4,763,281	4,762,085
		10,469,454
Repurchase Agreements – 1.17%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $9,664,340 (collateralized by US
government obligations 1.181% 10/31/19; market value
$9,857,285)	9,663,997	9,663,997
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $19,328,622 (collateralized by US
government obligations 1.25%–4.25%
4/30/19–11/15/45; market value $19,714,557)	19,327,993	19,327,993
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $22,037,801 (collateralized by US
government obligations 0.00%–2.50%
5/15/18–11/15/45; market value $22,477,768)	22,037,005	22,037,005
		51,028,995
US Treasury Obligation – 0.30%≠
US Treasury Bill 1.162% 2/1/18	13,029,866	13,029,866
		13,029,866
Total Short-Term Investments (cost $74,528,311)		74,528,315
Total Value of Securities Before Securities
Lending Collateral – 100.30%
(cost $4,366,083,799)		4,382,359,369

Security Lending Collateral – 1.69%
Certificates of Deposit – 0.24%≠
Australia & New Zealand Banking Group 1.44% 2/1/18	486,000	486,000
Bank of Nova Scotia (Toronto) 1.32% 2/1/18	1,191,000	1,191,000
Canadian Imperial Bank (Cayman) 1.33% 2/1/18	2,417,000	2,417,000
Commonwealth Bank Australia 1.35% 2/1/18	1,119,000	1,119,000
National Australia Bank (Cayman) 1.33% 2/1/18	1,181,000	1,181,000
Royal Bank of Canada (Toronto) 1.33% 2/1/18	2,514,000	2,514,000
US Bank (Cayman) 1.32% 2/1/18	1,710,000	1,710,000
		10,618,000
Discounted Commercial Papers – 0.21%≠
Coca-Cola 1.50% 2/13/18	590,000	589,693
Exxon Mobile 1.45% 3/13/18	637,000	635,929
General Electric 1.59% 3/5/18	751,000	749,941

NQ-189 [1/18] 3/18 (446916)     55

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Discounted Commercial Papers≠ (continued)
Johnson & Johnson 1.45% 3/13/18	798,000	$796,620
Microsoft
1.47% 2/6/18	985,000	984,772
1.49% 2/5/18	730,000	729,860
Pfizer 1.51% 3/15/18	708,000	706,713
Siemens Capital
1.64% 3/22/18	747,000	745,410
1.66% 3/26/18	795,000	793,164
Total Capital (Canada)
1.52% 2/21/18	773,000	772,311
1.66% 3/16/18	818,000	816,407
Unilever Capital 1.61% 3/19/18	743,000	741,498
		9,062,318
Repurchase Agreements – 0.71%
Credit Agricole
1.32%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $15,052,529 (collateralized by US
government obligations 1.875%
9/30/22; market value $15,353,084)	15,051,977	15,051,977
JP Morgan Securities
1.37%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $16,141,152 (collateralized by US
government obligations 1.25%
7/15/20; market value $16,464,683)	16,140,538	16,140,538
		31,192,515
Short-Term Floating Rate Notes – 0.53%
American Honda Finance 1.70% (LIBOR03M + 0.07%)
9/20/18 ●	900,000	899,829
Australia & New Zealand Banking Group
1.67% (LIBOR01M + 0.11%) 4/5/18 ●	578,000	578,134
1.72% (LIBOR01M + 0.16%) 9/7/18 ●	1,021,000	1,020,861
1.73% (LIBOR01M + 0.17%) 9/5/18 ●	1,238,000	1,237,934
Bank of Montreal (Chicago)
1.70% (LIBOR03M + 0.40%) 6/18/18 ●	1,125,000	1,125,587
1.75% (LIBOR01M + 0.20%) 11/9/18 ●	912,000	911,857
Bank of Nova Scotia 2.01% (LIBOR01M + 0.45%)
2/14/18 ●	900,000	900,200
Bank of Nova Scotia (Houston)
1.47% (LIBOR03M + 0.08%) 5/4/18 ●	800,000	800,438
1.75% (LIBOR01M + 0.20%) 7/6/18 ●	431,000	431,005
Canadian Imperial Bank (New York) 1.73% (LIBOR01M +
0.17%) 7/11/18 ●	909,000	909,105

56     NQ-189 [1/18] 3/18 (446916)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Short-Term Floating Rate Notes (continued)
Commonwealth Bank of Australia
1.53% (LIBOR01M + 0.17%) 6/1/18 ●	800,000	$800,154
1.75% (LIBOR01M + 0.19%) 9/13/18 ●	1,037,000	1,036,925
1.75% (LIBOR01M + 0.20%) 11/9/18 ●	369,000	368,937
National Australia Bank (New York)
1.65% (LIBOR01M + 0.10%) 2/8/18 ●	818,000	818,042
1.70% (LIBOR01M +0.14%) 7/19/18 ●	553,000	552,959
1.83% (LIBOR03M + 0.14%) 4/5/18 ●	772,000	772,379
National Bank of Canada (New York) 1.68% (LIBOR01M +
0.12%) 4/13/18 ●	876,000	876,209
Royal Bank of Canada (New York) 1.88% (LIBOR01M +
0.32%) 3/16/18 ●	812,000	812,379
Toronto-Dominion Bank (New York)
1.46% (LIBOR03M + 0.08%) 5/3/18 ●	730,000	730,410
1.73% (LIBOR01M + 0.17%) 5/23/18 ●	561,000	561,130
1.75% (LIBOR01M + 0.20%) 8/10/18 ●	741,000	741,071
US Bank (Cincinnati)
1.64% 3/20/18 ●	800,000	800,142
1.70% 7/23/18 ●	816,000	815,966
Wells Fargo Bank
1.67% (LIBOR03M + 0.28%) 2/6/18 ●	435,000	435,018
1.76% (LIBOR01M + 0.19%) 6/1/18 ●	600,000	600,158
1.77% (LIBOR01M + 0.22%) 10/5/18 ●	369,000	369,010
1.77% (LIBOR01M + 0.21%) 11/13/18 ●	752,000	751,892
Westpac Banking (New York)
1.71% (LIBOR01M + 0.15%) 7/18/18 ●	329,000	328,986
1.71% (LIBOR01M + 0.16%) 8/10/18 ●	530,000	529,923
1.73% (LIBOR01M + 0.17%) 5/24/18 ●	739,000	739,142
1.84% (LIBOR03M + 0.13%) 4/12/18 ●	800,000	800,416
		23,056,198
Total Securities Lending Collateral (cost $73,927,169)		73,929,031

Total Value of Securities – 101.99%
(cost $4,440,010,968)		$4,456,288,400 ■
Obligation to Return Securities Lending Collateral – (1.69%)		(73,854,977)
Liabilities Net of Receivables and Other Assets – (0.30%)		(12,922,272)
Net Assets Applicable to 502,265,650 Shares Outstanding – 100.00%		$4,369,511,151

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $1,339,226,161, which represents 30.65% of the Fund’s net assets.

NQ-189 [1/18] 3/18 (446916)     57

Schedule of investments
Delaware Diversified Income Fund

*	Fully or partially on loan.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $71,542,727 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2018.

58     NQ-189 [1/18] 3/18 (446916)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	(12,354,370)	USD	9,688,297	2/23/18	$—	$(265,930)
BAML	CAD	(6,678,881)	USD	5,389,959	2/23/18	—	(41,389)
BAML	EUR	(3,308,127)	USD	3,970,878	2/23/18	—	(141,920)
BAML	JPY	(2,170,697,172)	USD	19,295,971	2/23/18	—	(610,599)
BAML	NZD	(9,843,827)	USD	6,983,876	2/23/18	—	(268,611)
BAML	PHP	262,008,794	USD	(5,152,582)	2/23/18	—	(53,711)
BNP	AUD	(1,970,630)	USD	1,499,334	2/23/18	—	(88,452)
BNP	MXN	16,553,022	USD	(851,970)	2/23/18	34,274	—
BNP	NOK	(23,773,164)	USD	2,942,387	2/23/18	—	(143,447)
BNP	ZAR	(57,567,441)	USD	4,604,216	2/23/18	—	(239,483)
HSBC	EUR	(5,478,581)	USD	6,613,980	2/23/18	—	(197,213)
HSBC	GBP	(4,065,581)	USD	5,557,744	2/23/18	—	(219,371)
JPMC	KRW	(9,424,747,250)	USD	8,823,430	2/23/18	7,357	—
JPMC	PLN	(9,818,851)	USD	2,820,171	2/23/18	—	(115,274)
TD	JPY	2,483,887,512	USD	(22,031,490)	2/23/18	747,221	—
TD	MXN	(100,981,528)	USD	5,185,587	2/23/18	—	(220,939)
Total Foreign Currency Exchange Contracts						$788,852	$(2,606,339)

Futures Contracts

			Notional		Value/	Value/
		Notional	Cost	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation
(304)	Long Gilt	$(52,719,826)	$(53,672,516)	3/28/18	$952,690	$—
	US Treasury 5
(2,474)	yr Notes	(283,794,859)	(287,750,117)	3/30/18	3,955,258	—
	US Treasury
(40)	10 yr Notes	(4,863,125)	(4,999,262)	3/21/18	136,137	—
	US Treasury
40	10 yr Notes	4,863,125	4,999,487	3/21/18	—	(136,362)
	US Treasury
(112)	Long Bonds	(16,555,000)	(16,862,902)	3/21/18	307,902	—
Total Futures Contracts			$(358,285,310)		$5,351,987	$(136,362)

NQ-189 [1/18] 3/18 (446916)     59

Schedule of investments
Delaware Diversified Income Fund

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.27[4]
6/20/22-
Quarterly	10,742,750	1.00%	$9,945	$502,637	$(492,692)
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[5]
5/11/63-
Monthly	24,970,000	3.00%	(3,704,135)	(2,959,564)	(744,571)
Total CDS Contracts			$(3,694,190)	$(2,456,927)	$(1,237,263)

IRS Contracts6

Reference Obligation/
Termination Date/		Fixed/Floating
Payment Frequency	Notional	Interest Rate			Unrealized
(Fixed Rate/Floating Rate)	Amount[2]	Paid (Received)[7]		Value	Appreciation[3]
Centrally Cleared:
30 yr IRS
12/21/46 (Semiannually/Quarterly)	9,220,000	2.767%/(1.642%	)	$168,593	$168,593
30 yr IRS
1/27/47 (Semiannually/Quarterly)	2,290,000	2.661%/(1.76%	)	73,906	73,906
30 yr IRS
1/30/47 (Semiannually/Quarterly)	3,655,000	2.686%/(1.377%	)	98,659	98,659
Total IRS Contracts				$341,158	$341,158

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

60     NQ-189 [1/18] 3/18 (446916)

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(22,090).

4Markit’s CDX Emerging markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

5Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rate resets based on LIBOR03M.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BBSW3M – Bank Bill Swap 3 Months
BNP – BNP Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
CNH – Chinese Yuan
COP – Colombian Peso
CSBF – Credit Suisse First Boston
DB – Deutsche Bank
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling

NQ-189 [1/18] 3/18 (446916)     61

Schedule of investments
Delaware Diversified Income Fund

Summary of abbreviations (continued):
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
UYU – Uruguayan Peso
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

62     NQ-189 [1/18] 3/18 (446916)

Notes
Delaware Diversified Income Fund	January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

NQ-189 [1/18] 3/18 (446916)     63

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

64     NQ-189 [1/18] 3/18 (446916)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed
Securities	$—	$1,201,091,635	$—	$1,201,091,635
Corporate Debt	—	2,257,051,536	—	2,257,051,536
Municipal Bonds	—	25,374,761	—	25,374,761
Foreign Debt	—	432,083,447	—	432,083,447
Loan Agreements[1]	—	267,909,854	6,243,077	274,152,931
US Treasury Obligation	—	55,660,844	—	55,660,844
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	18,589,720	11,133,936	—	29,723,656
Preferred Stock	—	31,055,543	—	31,055,543
Options Purchased[1]	152,644	1,484,057	—	1,636,701
Short-Term Investments	—	74,528,315	—	74,528,315
Securities Lending Collateral
Certificates of Deposit	—	10,618,000	—	10,618,000
Discounted Commercial Papers	—	9,062,318	—	9,062,318
Repurchase Agreements	—	31,192,515	—	31,192,515
Short-Term Floating Rate Notes	—	23,056,198	—	23,056,198
Total Value of Securities	$18,742,364	$4,431,302,959	$6,243,077	$4,456,288,400

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	—	788,852	—	788,852
Futures Contracts	5,351,987	—	—	5,351,987
Swap Contracts	—	341,158	—	341,158
Liabilities:
Foreign Currency Exchange Contracts	—	(2,606,339)	—	(2,606,339)
Futures Contracts	(136,362)	—	—	(136,362)
Swap Contracts	—	(1,237,263)	—	(1,237,263)

NQ-189 [1/18] 3/18 (446916)     65

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	97.72%	2.28%	100.00%
Convertible Preferred Stock	62.54%	37.46%	—	100.00%
Options Purchased	9.33%	90.67%	—	100.00%

2Foreign Currency Exchange Contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

66     NQ-189 [1/18] 3/18 (446916)

Schedule of investments
Delaware U.S. Growth Fund	January 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.71%✧
Consumer Discretionary – 13.10%
Dollar General	767,353	$79,129,441
Domino’s Pizza	302,001	65,488,917
Liberty Global Class A †	655,844	24,515,449
Liberty Global Class C †	2,854,755	102,086,039
Liberty Interactive Corp. QVC Group Class A †	3,359,396	94,365,434
TripAdvisor †	1,722,825	59,730,343
		425,315,623
Financials – 9.13%
Charles Schwab	2,064,841	110,138,619
CME Group	457,310	70,187,939
Intercontinental Exchange	1,573,799	116,209,318
		296,535,876
Healthcare – 13.55%
Allergan	295,502	53,267,191
Biogen †	365,251	127,037,950
DENTSPLY SIRONA	1,403,789	85,364,409
Illumina †	258,507	60,139,069
IQVIA Holdings †	1,116,895	114,135,500
		439,944,119
Industrials – 3.71%
FedEx	459,350	120,570,188
		120,570,188
Real Estate – 6.01%
Crown Castle International	1,191,071	134,317,077
Equinix	133,505	60,770,141
		195,087,218
Technology – 52.21%
Alphabet Class A †	111,843	132,223,032
Alphabet Class C †	54,743	64,046,025
Applied Materials	1,582,929	84,892,482
Arista Networks †	277,003	76,402,968
ASML Holding	354,342	71,917,252
eBay †	2,797,021	113,503,112
Electronic Arts †	705,405	89,558,219
Facebook Class A †	402,044	75,138,003
Mastercard Class A	986,841	166,776,129
Microsoft	2,197,620	208,795,876
PayPal Holdings †	2,899,579	247,392,080
Symantec	2,350,487	64,003,761
Take-Two Interactive Software †	829,742	105,103,419

NQ-101 [1/18] 3/18 (446910)     1

Schedule of investments
Delaware U.S. Growth Fund

	Number of shares	Value (US $)
Common Stock✧ (continued)
Technology (continued)
Visa Class A	1,576,710	$195,874,683
		1,695,627,041
Total Common Stock (cost $2,308,248,611)		3,173,080,065

	Principal amount°
Short-Term Investments – 2.19%
Discount Notes – 0.22%≠
Federal Home Loan Bank
1.28% 2/5/18	505,266	505,194
1.30% 2/8/18	6,462,459	6,460,837
		6,966,031
Repurchase Agreements – 1.35%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $8,328,684 (collateralized by US
government obligations 1.18% 10/31/19; market value
$8,494,963)	8,328,388	8,328,388
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $16,657,317 (collateralized by US
government obligations 1.25%-4.25%
4/30/19–11/15/45; market value $16,989,914)	16,656,776	16,656,776
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $18,992,075 (collateralized by US
government obligations 0.00%–2.50%
5/15/18–11/15/45; market value $19,371,237)	18,991,389	18,991,389
		43,976,553
U.S. Treasury Obligation – 0.62%≠
US Treasury Bill 1.174% 2/1/18	20,071,737	20,071,737
		20,071,737
Total Short-Term Investments (cost $71,014,311)		71,014,321
Total Value of Securities – 99.90%
(cost $2,379,262,922)		3,244,094,386

Receivables and Other Assets Net of Liabilities – 0.10%		3,302,351
Net Assets Applicable to 117,803,147 Shares Outstanding – 100.00%		$3,247,396,737

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

2     NQ-101 [1/18] 3/18 (446910)

Notes
Delaware U.S. Growth Fund	January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-101 [1/18] 3/18 (446910)     3

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$3,173,080,065	$—	$3,173,080,065
Short-Term Investments	—	71,014,321	71,014,321
Total Value of Securities	$3,173,080,065	$71,014,321	$3,244,094,386

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

4     NQ-101 [1/18] 3/18 (446910)

Schedule of investments
Delaware Global Real Estate Opportunities Fund	January 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.87%Δ
Australia – 2.81%
Dexus	77,546	$595,497
Goodman Group	162,172	1,057,187
GPT Group-In Specie =†	1,377,200	13,761
		1,666,445
Canada – 2.01%
Killam Apartment Real Estate Investment Trust	21,900	241,078
RioCan Real Estate Investment Trust	48,600	951,849
		1,192,927
China/Hong Kong – 8.94%
CK Asset Holdings	179,000	1,708,161
Hongkong Land Holdings	98,009	705,665
Link REIT	101,000	893,457
Sun Hung Kai Properties	114,724	1,993,057
		5,300,340
France – 2.76%
Gecina	6,261	1,221,970
Unibail-Rodamco	1,620	415,537
		1,637,507
Germany – 4.63%
alstria office REIT	44,389	699,912
Aroundtown	53,565	431,276
Deutsche Wohnen	35,684	1,612,646
		2,743,834
Ireland – 1.69%
Green REIT	507,700	1,003,493
		1,003,493
Japan – 8.97%
Daiwa Office Investment	83	478,978
Japan Rental Housing Investments	865	682,999
Kenedix Office Investment	55	347,119
Mitsubishi Estate	21,100	403,658
Mitsui Fudosan	52,300	1,368,941
Sumitomo Realty & Development	43,000	1,648,786
United Urban Investment	245	387,125
		5,317,606
Singapore – 4.36%
CapitaLand	255,500	747,919
City Developments	110,800	1,119,994
Mapletree Commercial Trust	557,201	717,845
		2,585,758

NQ-223 [1/18] 3/18 (446897)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain – 3.33%
Inmobiliaria Colonial Socimi	118,108	$1,319,000
Merlin Properties Socimi	45,801	659,056
		1,978,056
United Kingdom – 8.33%
Assura	1,349,798	1,180,571
Capital & Counties Properties	136,550	571,947
Grainger	428,599	1,756,265
Land Securities Group	45,455	646,554
UNITE Group	69,249	783,636
		4,938,973
United States – 50.04%
Alexandria Real Estate Equities	3,489	452,523
Apartment Investment & Management	7,198	301,164
AvalonBay Communities	5,012	854,045
Boston Properties	4,429	547,912
Brandywine Realty Trust	44,388	796,321
Brixmor Property Group	19,125	310,399
Brookdale Senior Living †	296,802	2,819,619
Camden Property Trust	7,343	635,610
Columbia Property Trust	35,957	787,099
CoreSite Realty	3,109	336,767
Crown Castle International	10,659	1,202,015
CubeSmart	20,347	560,153
DCT Industrial Trust	14,168	838,604
Douglas Emmett	10,980	424,597
Equinix	1,761	801,590
Equity LifeStyle Properties	6,822	588,875
Equity Residential	8,057	496,392
Extra Space Storage	9,501	793,143
GGP	36,742	846,168
HCP	23,369	562,725
Host Hotels & Resorts	43,459	902,209
Invitation Homes	26,853	603,924
Liberty Property Trust	10,007	414,390
MGM Growth Properties	28,316	794,547
Outfront Media	9,210	206,304
Park Hotels & Resorts	9,791	283,058
Prologis	24,974	1,626,057
Public Storage	3,076	602,158
Regency Centers	16,803	1,057,077
Retail Properties of America	51,629	622,129
Simon Property Group	13,813	2,256,630

2     NQ-223 [1/18] 3/18 (446897)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
SL Green Realty	7,952	$799,335
STORE Capital	28,390	695,839
Sunstone Hotel Investors	52,716	888,265
Taubman Centers	12,190	751,513
UDR	26,362	963,004
Urban Edge Properties	34,115	797,609
Weingarten Realty Investors	15,524	458,734
		29,678,503
Total Common Stock (cost $56,567,605)		58,043,442

	Principal amount°
Short-Term Investments – 2.38%
Discount Notes – 0.72%≠
Federal Home Loan Bank
1.28% 2/5/18	302,057	302,014
1.30% 2/8/18	124,824	124,793
		426,807
Repurchase Agreements – 1.23%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $137,562 (collateralized by US
government obligations 1.18% 10/31/19; market value
$140,308)	137,557	137,557
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $275,123 (collateralized by US
government obligations 1.25%–4.25%
4/30/19–11/15/45; market value $280,617)	275,114	275,114
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $313,686 (collateralized by US
government obligations 0.00%-2.50%
5/15/18-11/15/45; market value $319,948)	313,675	313,675
		726,346
US Treasury Obligation – 0.43%≠
US Treasury Bill 1.12% 2/1/18	257,771	257,771
		257,771
Total Short-Term Investments (cost $1,410,924)		1,410,924

NQ-223 [1/18] 3/18 (446897)     3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

Total Value of Securities – 100.25%
(cost $57,978,529)	$59,454,366
Liabilities Net of Receivables and Other Assets – (0.25%)	(150,788)
Net Assets Applicable to 7,723,944 Shares Outstanding – 100.00%	$59,303,578

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	GBP	(85,021)	USD	120,176	2/1/18	$(545)
BNYM	JPY	18,093,825	USD	(166,385)	2/1/18	(641)
BNYM	SGD	43,586	USD	(33,263)	2/1/18	(37)

Total Foreign Currency Exchange Contracts						$(1,223)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
GBP – British Pound Sterling
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – US Dollar

See accompanying notes.

4     NQ-223 [1/18] 3/18 (446897)

Notes
Delaware Global Real Estate Opportunities Fund	January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

NQ-223 [1/18] 3/18 (446897)     5

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$1,652,684	$—	$13,761	$1,666,445
Canada	1,192,927	—	—	1,192,927
China/Hong Kong	5,300,340	—	—	5,300,340
France	1,637,507	—	—	1,637,507
Germany	2,743,834	—	—	2,743,834
Ireland	1,003,493	—	—	1,003,493
Japan	5,317,606	—	—	5,317,606
Singapore	2,585,758	—	—	2,585,758
Spain	1,978,056	—	—	1,978,056
United Kingdom	4,938,973	—	—	4,938,973
United States	29,678,503	—	—	29,678,503
Short-Term Investments	—	1,410,924	—	1,410,924
Total Value of Securities	$58,029,681	$1,410,924	$13,761	$59,454,366

6     NQ-223 [1/18] 3/18 (446897)

(Unaudited)

Derivatives:*
		Level 1	Level 2	Level 3
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,223)	$—	$(1,223)

* Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at Jan. 31, 2018, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-223 [1/18] 3/18 (446897)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: